UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-04615
HARTFORD HLS SERIES FUND II, INC.
(Exact name of registrant as specified in charter)
P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)
Edward P. Macdonald, Esquire
Life Law Unit
The Hartford Financial Services Group, Inc.
200 Hopmeadow Street
Simsbury, Connecticut 06089
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (860) 843-9934
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009
Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Hartford Growth Opportunities HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
COMMON STOCKS — 96.7%
	Automobiles & Components — 1.1%
1,489	Ford Motor Co. ●	$10,739

	Banks — 2.3%
671	Itau Unibanco Banco Multiplo S.A. ADR	13,516
359	Wells Fargo & Co.	10,114

		23,630

	Capital Goods — 8.4%
198	Boeing Co.	10,695
225	Illinois Tool Works, Inc.	9,614
475	Ingersoll-Rand plc	14,575
656	Masco Corp.	8,473
224	PACCAR, Inc.	8,455
230	Pall Corp.	7,428
157	Parker-Hannifin Corp.	8,123
300	Tyco International Ltd.	10,341
106	Vestas Wind Systems A/S ●	7,734

		85,438

	Consumer Durables & Apparel — 2.9%
322	Coach, Inc.	10,603
670	Jarden Corp.	18,796

		29,399

	Consumer Services — 1.4%
196	Apollo Group, Inc. Class A ●	14,454

	Diversified Financials — 7.3%
578	Bank of America Corp.	9,785
87	Deutsche Boerse AG	7,093
297	GAM Holding Ltd.	14,879
73	Goldman Sachs Group, Inc.	13,439
436	Invesco Ltd.	9,916
216	Nasdaq OMX Group, Inc. ●	4,555
806	UBS AG	14,782

		74,449

	Energy — 5.6%
97	Canadian Natural Resources Ltd. ADR	6,524
116	Devon Energy Corp.	7,830
177	Hess Corp.	9,457
237	National Oilwell Varco, Inc. ●	10,209
141	Occidental Petroleum Corp.	11,078
333	Suncor Energy, Inc.	11,519

		56,617

	Food, Beverage & Tobacco — 3.1%
480	Coca-Cola Enterprises, Inc.	10,279
356	Dr. Pepper Snapple Group ●	10,246
223	Philip Morris International, Inc.	10,879

		31,404

	Health Care Equipment & Services — 5.8%
128	Beckman Coulter, Inc.	8,853
243	Covidien plc	10,525
161	Edwards Lifesciences Corp. ●	11,228
628	Hologic, Inc. ●	10,262
31	Intuitive Surgical, Inc. ●	8,025
254	St. Jude Medical, Inc. ●	9,924

		58,817

	Household & Personal Products — 0.5%
133	Estee Lauder Co., Inc.	4,943

	Insurance — 1.6%
251	Allstate Corp.	7,673
332	Marsh & McLennan Cos., Inc.	8,203

		15,876

	Materials — 1.5%
136	Barrick Gold Corp.	5,154
153	Goldcorp, Inc.	6,193
90	Newmont Mining Corp.	3,940

		15,287

	Media — 1.2%
345	DreamWorks Animation SKG, Inc. ●	12,286

	Pharmaceuticals, Biotechnology & Life Sciences — 10.2%
325	Alkermes, Inc. ●	2,984
167	Amgen, Inc. ●	10,034
397	Amylin Pharmaceuticals, Inc. ●	5,431
292	Auxilium Pharmaceuticals, Inc. ●	9,996
175	Cephalon, Inc. ●	10,210
608	Daiichi Sankyo Co., Ltd.	12,534
311	Elan Corp. plc ADR ●	2,210
889	Pfizer, Inc.	14,716
435	Shionogi & Co., Ltd.	10,297
276	Teva Pharmaceutical Industries Ltd. ADR	13,934
266	Thermo Fisher Scientific, Inc. ●	11,625

		103,971

	Real Estate — 1.1%
2,113	Wharf Holdings Ltd.	11,172

	Retailing — 10.3%
280	Advance Automotive Parts, Inc.	11,010
121	Amazon.com, Inc. ●	11,325
466	Best Buy Co., Inc.	17,477
123	Dufry Group	6,881
794	Gap, Inc.	16,985
221	Kohl’s Corp. ●	12,625
698	Staples, Inc.	16,199
430	Urban Outfitters, Inc. ●	12,973

		105,475

	Semiconductors & Semiconductor Equipment — 4.7%
752	Marvell Technology Group Ltd. ●	12,167
698	Maxim Integrated Products, Inc.	12,654
616	NVIDIA Corp. ●	9,257
592	Texas Instruments, Inc.	14,029

		48,107

	Software & Services — 13.4%
244	Accenture plc	9,083
455	Adobe Systems, Inc. ●	15,023
399	BMC Software, Inc. ●	14,959
36	Google, Inc. ●	17,801
295	McAfee, Inc. ●	12,918
407	Microsoft Corp.	10,524
954	Oracle Corp.	19,886
587	Red Hat, Inc. ●	16,233
135	Visa, Inc.	9,357

Hartford Growth Opportunities HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares or Principal Amount			Value ╪
COMMON STOCKS — 96.7% — (continued)
	Software & Services — 13.4% — (continued)
551	Western Union Co.		$10,421

			136,205

	Technology Hardware & Equipment — 11.7%
186	Apple, Inc. ●		34,386
847	Cisco Systems, Inc. ●		19,927
248	Hughes Telematics, Inc. ●		698
700	Hughes Telematics, Inc. ⌂ ● †		1,770
409	Juniper Networks, Inc. ●		11,040
310	Qualcomm, Inc.		13,921
478	SanDisk Corp. ●		10,377
1,070	Seagate Technology		16,272
290	Western Digital Corp. ●		10,608

			118,999

	Telecommunication Services — 0.9%
566	MTN Group Ltd.		9,231

	Transportation — 1.7%
228	FedEx Corp.		17,120

	Total common stocks (cost $862,359)		$983,619

	Total long-term investments (cost $862,359)		$983,619

SHORT-TERM INVESTMENTS — 2.9%
	Repurchase Agreements — 2.9%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $2,177, collateralized by FHLMC 5.50%, 2035, value of $2,221)
$2,177	0.06%, 09/30/2009		$2,177

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $12,113, collateralized by FHLMC 4.50% - 6.50%, 2019 - 2039, FNMA 4.00% - 7.00%, 2017 - 2039, value of $12,355)

12,113	0.06%, 09/30/2009		12,113

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $5,689, collateralized by FHLMC 4.00% - 7.00%, 2036 - 2039, FNMA 5.50% - 7.00%, 2033 - 2047, value of $5,803)

5,689	0.08%, 09/30/2009		5,689
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $7,877, collateralized by FNMA 4.50% - 5.50%, 2017 - 2039, value of $8,034)
7,877	0.06%, 09/30/2009		7,877
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $8, collateralized by U.S. Treasury Bond 0.88%, 2011, value of $8)
8	0.03%, 09/30/2009		8

UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $2,113, collateralized by FHLMC 7.00% - 10.00%, 2010 - 2021, FNMA 4.00% - 6.50%, 2023 - 2039, value of $ 2,155)

2,113	0.07%, 09/30/2009		2,113

			29,977

	Total short-term investments (cost $29,977)		$29,977

	Total investments (cost $892,336) ▲	99.6%	$1,013,596
	Other assets and liabilities	0.4%	3,931

	Total net assets	100.0%	$1,017,527

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 15.1% of total net assets at September 30, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At September 30, 2009, the cost of securities for federal income tax purposes was $911,342 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$140,236
Unrealized Depreciation	(37,982)

Net Unrealized Appreciation	$102,254

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at September 30, 2009, was $1,770, which represents 0.17% of total net assets. This calculation excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

•	Currently non-income producing.

Hartford Growth Opportunities HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
03/2009	700	Hughes Telematics, Inc. - Reg D	$7,000

The aggregate value of these securities at September 30, 2009 was $1,770 which represents 0.17% of total net assets.
Forward Foreign Currency Contracts Outstanding at September 30, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
South African Rand (Sell)	$624	$624	10/07/09	$—

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
September 30, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$983,619	$887,246	$94,603	$1,770
Short-Term Investments	29,977	—	29,977	—

Total	$1,013,596	$887,246	$124,580	$1,770

Liabilities:
Other Financial Instruments *	$—	$—	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of	Change in		Balance as of
	December 31,	Unrealized		September 30,
	2008	Depreciation	Net Purchases	2009

Assets:
Common Stock	$—	$(5,080)*	$6,850	$1,770

Total	$—	$(5,080)	$6,850	$1,770

*	Change in unrealized gains or losses in the current period relating to assets still held at September 30, 2009 was $(5,230).

Hartford LargeCap Growth HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
COMMON STOCKS — 98.8%
	Capital Goods — 5.7%
7	3M Co.	$509
11	AMETEK, Inc.	377
9	Danaher Corp.	633
10	Donaldson Co., Inc.	360
14	Emerson Electric Co.	546
24	Graco, Inc.	658
14	Honeywell International, Inc.	527
6	Lockheed Martin Corp.	483
6	Roper Industries, Inc.	296
12	Thomas & Betts Corp. ●	346
21	TransDigm Group, Inc. ●	1,026
14	United Technologies Corp.	835

		6,596

	Commercial & Professional Services — 0.7%
7	Dun & Bradstreet Corp.	550
9	Iron Mountain, Inc. ●	237

		787

	Consumer Durables & Apparel — 0.4%
13	Coach, Inc.	418

	Consumer Services — 7.0%
10	Apollo Group, Inc. Class A ●	759
20	Brinker International, Inc.	310
10	Brinks Home Security Holding ●	302
3	Chipotle Mexican Grill, Inc. ●	330
14	Choice Hotels International, Inc.	438
14	Darden Restaurants, Inc.	488
6	DeVry, Inc.	354
23	Hillenbrand, Inc.	470
8	ITT Educational Services, Inc. ●	916
16	McDonald’s Corp.	919
10	Panera Bread Co. Class A ●	566
3	Strayer Education, Inc.	623
21	WMS Industries, Inc. ●	914
20	Yum! Brands, Inc.	682

		8,071

	Diversified Financials — 3.9%
21	Charles Schwab Corp.	395
19	Eaton Vance Corp.	545
13	Federated Investors, Inc.	332
6	Franklin Resources, Inc.	563
27	Moody’s Corp.	544
13	Morgan Stanley	386
17	MSCI, Inc. ●	507
23	SEI Investments Co.	451
6	T. Rowe Price Group, Inc.	293
19	Waddell and Reed Financial, Inc. Class A	529

		4,545

	Energy — 2.7%
10	Dresser-Rand Group, Inc. ●	307
15	Exxon Mobil Corp.	1,021
31	Holly Corp.	797
27	Patterson-UTI Energy, Inc.	402
44	Tesoro Corp.	656

		3,183

	Food & Staples Retailing — 1.7%
13	CVS/Caremark Corp.	450
20	Kroger Co.	413
21	Wal-Mart Stores, Inc.	1,053

		1,916

	Food, Beverage & Tobacco — 5.9%
19	Altria Group, Inc.	337
10	Archer Daniels Midland Co.	304
7	Brown-Forman Corp.	342
22	Coca-Cola Co.	1,165
9	General Mills, Inc.	560
20	H.J. Heinz Co.	776
10	Hansen National Corp. ●	349
6	Kellogg Co.	295
15	Molson Coors Brewing Co.	716
14	PepsiCo, Inc.	819
24	Philip Morris International, Inc.	1,145

		6,808

	Health Care Equipment & Services — 8.4%
44	Allscripts-Misys Healthcare Solutions, Inc.	886
23	Amerisource Bergen Corp.	513
5	Bard (C.R.), Inc.	389
11	Baxter International, Inc.	610
7	Becton, Dickinson & Co.	467
7	Cerner Corp. ●	501
17	Coventry Health Care, Inc. ●	331
13	Express Scripts, Inc. ●	1,001
8	Henry Schein, Inc. ●	434
21	Hospira, Inc. ●	923
7	IDEXX Laboratories, Inc. ●	325
10	McKesson Corp.	613
18	Medco Health Solutions, Inc. ●	974
20	Medtronic, Inc.	749
7	Quest Diagnostics, Inc.	344
11	St. Jude Medical, Inc. ●	434
6	Teleflex, Inc.	295

		9,789

	Household & Personal Products — 4.7%
22	Alberto-Culver Co.	614
7	Church & Dwight Co., Inc.	408
13	Colgate-Palmolive Co.	1,008
16	Herbalife Ltd.	520
14	Mead Johnson Nutrition Co.	627
40	Procter & Gamble Co.	2,339

		5,516

	Insurance — 0.2%
13	Brown & Brown, Inc.	253

	Materials — 5.0%
12	Compass Minerals Group, Inc.	764
12	Crown Holdings, Inc. ●	335
8	FMC Corp.	439
10	Monsanto Co.	761
15	Mosaic Co.	713
10	Owens-Illinois, Inc. ●	365
5	Praxair, Inc.	376

Hartford LargeCap Growth HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
COMMON STOCKS — 98.8% — (continued)
	Materials — 5.0% — (continued)
13	Scotts Miracle-Gro Co. Class A	$550
8	Sigma-Aldrich Corp.	442
30	Terra Industries, Inc.	1,036

		5,781

	Media — 2.6%
20	Comcast Corp. Class A	339
34	Discovery Communications, Inc. ●	875
18	Marvel Entertainment, Inc. ●	868
11	McGraw-Hill Cos., Inc.	277
11	Scripps Networks Interactive Class A	414
44	Warner Music Group Corp. ●	241

		3,014

	Pharmaceuticals, Biotechnology & Life Sciences — 9.1%
23	Abbott Laboratories	1,129
6	Allergan, Inc.	352
13	Amgen, Inc. ●	807
9	Biogen Idec, Inc. ●	440
29	Bristol-Myers Squibb Co.	649
16	Eli Lilly & Co.	525
10	Gilead Sciences, Inc. ●	480
37	Johnson & Johnson	2,260
18	Merck & Co., Inc.	553
7	Millipore Corp. ●	457
65	Mylan, Inc. ●	1,042
20	OSI Pharmaceuticals, Inc. ●	702
12	Perrigo Co.	391
15	Pharmaceutical Product Development, Inc.	323
7	Waters Corp. ●	385

		10,495

	Retailing — 9.2%
12	Advance Automotive Parts, Inc.	456
24	Aeropostale, Inc. ●	1,035
9	Amazon.com, Inc. ●	812
17	AutoNation, Inc. ●	302
2	AutoZone, Inc. ●	343
14	Bed Bath & Beyond, Inc. ●	511
10	Best Buy Co., Inc.	390
30	Chico’s FAS, Inc. ●	386
12	Dollar Tree, Inc. ●	604
17	Gap, Inc.	357
15	Home Depot, Inc.	391
9	Kohl’s Corp. ●	519
16	Lowe’s Co., Inc.	327
22	Netflix, Inc. ●	1,021
18	Penske Automotive Group, Inc.	336
19	PetSmart, Inc.	415
5	Priceline.com, Inc. ●	829
18	RadioShack Corp.	297
8	Ross Stores, Inc.	377
7	Sherwin-Williams Co.	403
10	Target Corp.	457

		10,568

	Semiconductors & Semiconductor Equipment — 3.8%
35	Altera Corp.	726
12	Analog Devices, Inc.	326
19	Cree, Inc. ●	713
38	Intel Corp.	745
13	Linear Technology Corp.	345
22	Marvell Technology Group Ltd. ●	348
19	Varian Semiconductor Equipment Associates, Inc. ●	614
24	Xilinx, Inc.	555

		4,372

	Software & Services — 13.6%
64	Activision Blizzard, Inc. ●	792
15	Adobe Systems, Inc. ●	502
27	Autodesk, Inc. ●	643
12	Automatic Data Processing, Inc.	487
32	Broadridge Financial Solutions, Inc.	633
28	Cognizant Technology Solutions Corp. ●	1,079
10	Factset Research Systems, Inc.	636
5	Google, Inc. ●	2,364
12	Hewitt Associates, Inc. ●	426
16	Intuit, Inc. ●	444
2	Mastercard, Inc.	422
9	McAfee, Inc. ●	372
114	Microsoft Corp.	2,951
54	Oracle Corp.	1,128
19	Paychex, Inc.	538
24	Red Hat, Inc. ●	666
12	Sohu.com, Inc. ●	832
31	Western Union Co.	588
18	Yahoo!, Inc. ●	312

		15,815

	Technology Hardware & Equipment — 12.3%
15	Amphenol Corp. Class A	547
14	Apple, Inc. ●	2,595
83	Cisco Systems, Inc. ●	1,963
30	Corning, Inc.	453
38	Dell, Inc. ●	579
12	Dolby Laboratories, Inc. Class A ●	466
23	EMC Corp. ●	385
15	Hewlett-Packard Co.	715
17	IBM Corp.	2,054
23	Juniper Networks, Inc. ●	621
23	QLogic Corp. ●	394
30	Qualcomm, Inc.	1,342
12	Teradata Corp. ●	327
39	Western Digital Corp. ●	1,407
14	Zebra Technologies Corp. Class A ●	373

		14,221

	Transportation — 0.3%
6	C.H. Robinson Worldwide, Inc.	335

	Utilities — 1.6%
37	AES Corp. ●	541
58	CenterPoint Energy, Inc.	718

Hartford LargeCap Growth HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares or Principal Amount			Value ╪
COMMON STOCKS — 98.8% — (continued)
	Utilities — 1.6% — (continued)
20	Constellation Energy Group, Inc.		$660

			1,919

	Total common stocks (cost $99,198)		$114,402

	Total long-term investments (cost $99,198)		$114,402

SHORT-TERM INVESTMENTS — 1.2%
	Repurchase Agreements — 1.0%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 10/01/2009 in the amount of $598, collateralized by U.S. Treasury Bond 4.50% - 6.25%, 2023 - 2036, value of $609)
$598	0.03%, 09/30/2009		$598

RBS Greenwich Capital Markets TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $282, collateralized by U.S. Treasury Bond 6.88%, 2025, U.S. Treasury Note 4.13%, 2010, value of $287)

282	0.03%, 09/30/2009		282
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2009 in the amount of $282, collateralized by U.S. Treasury Note 0.88%, 2011, value of $288)
282	0.04%, 09/30/2009		282

			1,162

	U.S. Treasury Bills — 0.2%
270	0.15%, 10/15/2009 ○		270

	Total short-term investments (cost $1,432)		$1,432

	Total investments (cost $100,630) ▲	100.0%	$115,834
	Other assets and liabilities	—%	(22)

	Total net assets	100.0%	$115,812

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.7% of total net assets at September 30, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At September 30, 2009, the cost of securities for federal income tax purposes was $101,278 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$16,758
Unrealized Depreciation	(2,202)

Net Unrealized Appreciation	$14,556

●	Currently non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford LargeCap Growth HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)
Disclosure of Investment Valuation Hierarchy Levels
September 30, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$114,402	$114,402	$—	$—
Short-Term Investments	1,432	—	1,432	—

Total	$115,834	$114,402	$1,432	$—

Other Financial Instruments *	$—	$—	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Hartford MidCap Growth HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
COMMON STOCKS — 98.4%
	Capital Goods — 11.4%
8	Alliant Techsystems, Inc. ●	$615
17	Armstrong World Industries, Inc. ●	579
13	Carlisle Cos., Inc.	434
7	Cummins, Inc.	318
31	Donaldson Co., Inc.	1,087
7	Flowserve Corp.	680
19	Fluor Corp.	954
17	Graco, Inc.	485
12	Harsco Corp.	425
17	Jacobs Engineering Group, Inc. ●	760
7	Joy Global, Inc.	348
63	Masco Corp.	808
20	McDermott International, Inc. ●	503
23	Owens Corning, Inc. ●	525
9	Precision Castparts Corp.	891
6	Roper Industries, Inc.	327
24	Shaw Group, Inc. ●	760
16	Sunpower Corp. ●	478
14	Thomas & Betts Corp. ●	409
17	Toro Co.	680
7	TransDigm Group, Inc. ●	369
14	URS Corp. ●	629
5	W.W. Grainger, Inc.	438

		13,502

	Commercial & Professional Services — 3.0%
13	Copart, Inc. ●	445
9	Dun & Bradstreet Corp.	668
12	Equifax, Inc. ●	361
7	FTI Consulting, Inc. ●	277
19	Iron Mountain, Inc. ●	512
58	R.R. Donnelley & Sons Co.	1,235

		3,498

	Consumer Durables & Apparel — 3.3%
33	Coach, Inc.	1,090
18	Garmin Ltd.	687
16	Mattel, Inc.	303
18	MDC Holdings, Inc.	639
5	Polo Ralph Lauren Corp.	371
68	Pulte Homes, Inc.	742

		3,832

	Consumer Services — 3.3%
13	Apollo Group, Inc. Class A ●	940
8	Darden Restaurants, Inc.	273
21	H & R Block, Inc.	378
33	International Game Technology	707
16	Marriott International, Inc. Class A	442
37	MGM Mirage, Inc. ●	447
2	Strayer Education, Inc.	366
10	WMS Industries, Inc. ●	423

		3,976

	Diversified Financials — 7.5%
21	Eaton Vance Corp.	590
20	Federated Investors, Inc.	519
5	IntercontinentalExchange, Inc. ●	481
16	Invesco Ltd.	362
35	Janus Capital Group, Inc.	498
15	Jefferies Group, Inc.	398
10	Lazard Ltd.	392
55	Moody’s Corp.	1,129
40	MSCI, Inc. ●	1,185
28	SEI Investments Co.	547
23	T. Rowe Price Group, Inc.	1,041
45	TD Ameritrade Holding Corp. ●	889
28	Waddell and Reed Financial, Inc. Class A	797

		8,828

	Energy — 5.1%
24	Cameron International Corp. ●	905
13	Consol Energy, Inc.	564
4	Diamond Offshore Drilling, Inc.	358
22	Exterran Holdings, Inc. ●	529
16	Helmerich & Payne, Inc.	641
31	Massey Energy Co.	856
6	Oceaneering International, Inc. ●	352
29	Patterson-UTI Energy, Inc.	435
15	Pride International, Inc. ●	460
16	Rowan Companies, Inc.	362
—	Seahawk Drilling, Inc. ●	—
42	Tesoro Corp.	631

		6,093

	Food, Beverage & Tobacco — 4.9%
11	Brown-Forman Corp.	521
18	Campbell Soup Co.	590
21	Coca-Cola Enterprises, Inc.	451
43	Dean Foods Co. ●	756
32	H.J. Heinz Co.	1,262
12	Hansen National Corp. ●	452
13	Hershey Co.	509
10	Hormel Foods Corp.	345
12	Lorillard, Inc.	891

		5,777

	Health Care Equipment & Services — 7.9%
13	Bard (C.R.), Inc.	1,038
5	Cerner Corp. ●	396
22	CIGNA Corp.	618
42	Coventry Health Care, Inc. ●	842
12	Henry Schein, Inc. ●	637
15	Hospira, Inc. ●	687
26	Humana, Inc. ●	981
1	Intuitive Surgical, Inc. ●	380
8	Kinetic Concepts, Inc. ●	311
19	Laboratory Corp. of America Holdings ●	1,235
26	Omnicare, Inc.	581
13	Quest Diagnostics, Inc.	689
92	Tenet Healthcare Corp. ●	540
10	Varian Medical Systems, Inc. ●	400

		9,335

	Household & Personal Products — 1.0%
22	Avon Products, Inc.	762
12	Herbalife Ltd.	380

		1,142

Hartford MidCap Growth HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
COMMON STOCKS — 98.4% — (continued)
	Insurance — 1.8%
17	Arthur J. Gallagher & Co.	$422
15	Marsh & McLennan Cos., Inc.	378
39	Principal Financial Group, Inc.	1,076
17	Progressive Corp.	282

		2,158

	Materials — 6.1%
39	Ashland, Inc.	1,664
22	Cliff’s Natural Resources, Inc.	710
9	Lubrizol Corp.	636
32	Owens-Illinois, Inc. ●	1,184
21	Pactiv Corp. ●	542
18	Schnitzer Steel Industries, Inc.	943
11	Terra Industries, Inc.	380
18	Walter Energy, Inc.	1,093

		7,152

	Media — 2.1%
28	Discovery Communications, Inc. ●	739
12	Marvel Entertainment, Inc. ●	596
29	McGraw-Hill Cos., Inc.	729
12	Scripps Networks Interactive Class A	458

		2,522

	Pharmaceuticals, Biotechnology & Life Sciences — 3.7%
3	Mettler-Toledo International, Inc. ●	290
4	Millipore Corp. ●	309
29	Mylan, Inc. ●	461
15	OSI Pharmaceuticals, Inc. ●	540
45	Sepracor, Inc. ●	1,019
45	Valeant Pharmaceuticals International ●	1,266
8	Waters Corp. ●	447

		4,332

	Real Estate — 1.0%
17	Plum Creek Timber Co., Inc.	524
9	Public Storage	677

		1,201

	Retailing — 9.0%
7	Advance Automotive Parts, Inc.	283
37	Aeropostale, Inc. ●	1,604
2	AutoZone, Inc. ●	310
21	Bed Bath & Beyond, Inc. ●	796
43	Chico’s FAS, Inc. ●	559
7	Dollar Tree, Inc. ●	326
26	Expedia, Inc. ●	613
9	Guess?, Inc.	330
27	Limited Brands, Inc.	457
16	LKQ Corp. ●	295
13	Netflix, Inc. ●	610
16	Nordstrom, Inc.	492
47	Office Depot, Inc. ●	313
6	Priceline.com, Inc. ●	978
24	Ross Stores, Inc.	1,151
7	Sherwin-Williams Co.	445
9	Tiffany & Co.	335
17	TJX Cos., Inc.	632

		10,529

	Semiconductors & Semiconductor Equipment — 6.6%
32	Altera Corp.	664
104	Cypress Semiconductor Corp. ●	1,073
39	Linear Technology Corp.	1,086
63	Marvell Technology Group Ltd. ●	1,023
60	National Semiconductor Corp.	858
135	NVIDIA Corp. ●	2,029
13	Varian Semiconductor Equipment Associates, Inc. ●	437
25	Xilinx, Inc.	595

		7,765

	Software & Services — 10.6%
7	Alliance Data Systems Corp. ●	397
30	Autodesk, Inc. ●	702
18	BMC Software, Inc. ●	687
16	Broadridge Financial Solutions, Inc.	314
39	CA, Inc.	857
18	Citrix Systems, Inc. ●	718
7	Factset Research Systems, Inc.	490
10	Fiserv, Inc. ●	487
7	Global Payments, Inc.	322
25	Intuit, Inc. ●	718
12	Lender Processing Services	458
28	Metavante Technologies ●	972
149	Novell, Inc. ●	671
35	Paychex, Inc.	1,006
55	Red Hat, Inc. ●	1,517
10	Salesforce.com, Inc. ●	579
26	Synopsys, Inc. ●	579
17	Total System Services, Inc.	274
29	VeriSign, Inc. ●	686

		12,434

	Technology Hardware & Equipment — 6.3%
9	Diebold, Inc.	296
7	Dolby Laboratories, Inc. Class A ●	283
19	F5 Networks, Inc. ●	769
17	FLIR Systems, Inc. ●	467
51	NCR Corp. ●	708
39	NetApp, Inc. ●	1,030
37	QLogic Corp. ●	628
25	SanDisk Corp. ●	551
45	Seagate Technology	691
35	Teradata Corp. ●	955
14	Western Digital Corp. ●	495
18	Zebra Technologies Corp. Class A ●	467

		7,340

	Telecommunication Services — 1.3%
11	Crown Castle International Corp. ●	342
12	NII Holdings, Inc. Class B ●	357
29	SBA Communications Corp. ●	795

		1,494

	Transportation — 1.1%
12	C.H. Robinson Worldwide, Inc.	667
17	Expeditors International of Washington, Inc.	587

		1,254

Hartford MidCap Growth HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares or Principal Amount			Value ╪
COMMON STOCKS — 98.4% — (continued)
	Utilities — 1.4%
66	AES Corp. ●		$980
31	Calpine Corp. ●		354
10	Constellation Energy Group, Inc.		307

			1,641

	Total common stocks (cost $98,561)		$115,805

EXCHANGE TRADED FUNDS — 0.1%
	Other Investment Pools and Funds — 0.1%
4	iShares Russell Midcap Growth		$177

	Total exchange traded funds (cost $121)		$177

	Total long-term investments (cost $98,682)		$115,982

SHORT-TERM INVESTMENTS — 1.6%
	Repurchase Agreements — 1.2%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 10/01/2009 in the amount of $702, collateralized by U.S. Treasury Bond 4.50% - 6.25%, 2023 - 2036, value of $715)
$702	0.03%, 09/30/2009		$702

RBS Greenwich Capital Markets TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $331, collateralized by U.S. Treasury Bond 6.88%, 2025, U.S. Treasury Note 4.13%, 2010, value of $337)

331	0.03%, 09/30/2009		331
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2009 in the amount of $331, collateralized by U.S. Treasury Note 0.88%, 2011, value of $338)
331	0.04%, 09/30/2009		331

			1,364

	U.S. Treasury Bills — 0.4%
495	0.03%, 10/15/2009 □ ○		495

	Total short-term investments (cost $1,859)		$1,859

	Total investments (cost $100,541) ▲	100 .1%	$117,841
	Other assets and liabilities	(0.1)%	(115)

	Total net assets	100.0%	$117,726

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2009, the cost of securities for federal income tax purposes was $104,738 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$14,201
Unrealized Depreciation	(1,098)

Net Unrealized Appreciation	$13,103

●	Currently non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

□	Security pledged as initial margin deposit for open futures contracts at September 30, 2009.

Futures Contracts Outstanding at September 30, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
S&P Mid 400 Mini	23	Long	Dec 2009	$(14)

*	The number of contracts does not omit 000’s.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
September 30, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$115,805	$115,805	$—	$—
Exchange Traded Funds	177	177	—	—
Short-Term Investments	1,859	—	1,859	—

Total	$117,841	$115,982	$1,859	$—

Liabilities:
Other Financial Instruments *	$14	$14	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Hartford SmallCap Growth HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
COMMON STOCKS — 98.7%
	Automobiles & Components — 0.3%
237	Amerigon, Inc. ●	$1,746

	Banks — 2.5%
89	Columbia Banking Systems, Inc.	1,465
92	Danvers Bancorp, Inc.	1,245
135	Flushing Financial Corp.	1,536
65	International Bancshares Corp.	1,055
408	National Penn Bancshares, Inc.	2,492
123	Ocwen Financial Corp. ●	1,392
77	Signature Bank ●	2,241
45	Southside Bancshares, Inc.	1,011
105	Western Alliance Bancorp ●	661

		13,098

	Capital Goods — 8.0%
64	A.O. Smith Corp.	2,442
11	A123 Systems, Inc. ●	228
46	Aaon, Inc.	924
76	Acuity Brands, Inc.	2,461
50	Advanced Battery Technologies, Inc. ●	216
27	AGCO Corp. ●	732
5	American Superconductor Corp. ●	174
77	Applied Signal Technology	1,786
4	AZZ, Inc. ●	172
15	Beacon Roofing Supply, Inc. ●	232
108	Belden, Inc.	2,488
114	Ceradyne, Inc. ●	2,084
81	Chart Industries, Inc. ●	1,743
6	China Fire & Security Group ●	112
6	Cubic Corp.	245
9	EMCOR Group, Inc. ●	231
110	Esterline Technologies Corp. ●	4,294
319	Force Protection, Inc. ●	1,740
254	GrafTech International Ltd. ●	3,731
118	GT Solar International, Inc. ●	683
4	Heico Corp.	154
24	Joy Global, Inc.	1,184
59	Lennox International, Inc.	2,124
26	Lindsay Corp.	1,040
17	MasTec, Inc. ●	210
2	Michael Baker Corp. ●	82
3	Middleby Corp. ●	152
84	Moog, Inc. Class A ●	2,490
13	Orbital Sciences Corp. ●	195
9	Orion Marine Group, Inc. ●	185
74	Powell Industries, Inc. ●	2,822
76	Teledyne Technologies, Inc. ●	2,745
55	TransDigm Group, Inc. ●	2,725
4	Watsco, Inc.	232

		43,058

	Commercial & Professional Services — 4.7%
306	APAC TeleServices, Inc. ●	1,807
77	Brink’s Co.	2,067
48	Consolidated Graphics, Inc. ●	1,205
102	Deluxe Corp.	1,742
9	Healthcare Services Group, Inc.	158
14	Herman Miller, Inc.	242
5	HNI Corp.	127
123	Knoll, Inc.	1,279
72	Manpower, Inc.	4,090
94	Resources Connection, Inc. ●	1,602
182	Sykes Enterprises, Inc. ●	3,793
8	Tetra Tech, Inc. ●	215
149	Watson Wyatt Worldwide, Inc.	6,469

		24,796

	Consumer Durables & Apparel — 3.3%
163	Carter’s, Inc. ●	4,360
2	Deckers Outdoor Corp. ●	189
7	Fossil, Inc. ●	204
126	Iconix Brand Group, Inc. ●	1,566
34	Jakks Pacific, Inc. ●	487
219	Liz Claiborne, Inc.	1,078
4	Polaris Industries, Inc.	145
355	Smith & Wesson Holding Corp. ●	1,857
5	Steven Madden Ltd. ●	202
14	Sturm Ruger & Co., Inc.	186
14	Tempur-Pedic International, Inc.	258
163	True Religion Apparel, Inc. ●	4,229
9	Tupperware Brands Corp.	364
5	Under Armour, Inc. Class A ●	150
49	Warnaco Group, Inc. ●	2,149
7	Wolverine World Wide, Inc.	171

		17,595

	Consumer Services — 3.8%
131	Bally Technologies, Inc. ●	5,024
8	BJ’s Restaurants, Inc. ●	126
18	Buffalo Wild Wings, Inc. ●	766
2	Capella Education Co. ●	153
15	Cheesecake Factory, Inc. ●	276
10	Chinacast Education Corp. ●	75
5	Coinstar, Inc. ●	150
13	Corinthian Colleges, Inc. ●	242
22	DineEquity, Inc.	547
52	ITT Educational Services, Inc. ●	5,732
8	Jack in the Box, Inc. ●	167
10	Lincoln Educational Services Corp. ●	220
108	P. F. Chang’s China Bistro, Inc. ●	3,654
56	Pre-Paid Legal Services, Inc. ●	2,865
14	Texas Roadhouse, Inc. ●	144

		20,141

	Diversified Financials — 1.5%
14	Advance America Cash Advance Centers, Inc.	76
111	Ezcorp, Inc. ●	1,511
8	First Cash Financial Services, Inc. ●	129
231	GFI Group, Inc.	1,672
16	Knight Capital Group, Inc. ●	347
247	MF Global Ltd. ●	1,792
146	optionsXpress Holdings, Inc.	2,523

		8,050

	Energy — 5.4%
140	Arena Resources, Inc. ●	4,952
6	Carbo Ceramics, Inc.	288
358	Complete Production Services, Inc. ●	4,045

Hartford SmallCap Growth HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
COMMON STOCKS — 98.7% — (continued)
	Energy — 5.4% — (continued)
4	Dril-Quip, Inc. ●	$205
8	James River Coal Co. ●	148
4	Lufkin Industries, Inc.	221
10	Matrix Service Co. ●	104
397	McMoRan Exploration Co. ●	3,000
4	NATCO Group, Inc. ●	163
26	Overseas Shipholding Group, Inc.	953
465	Rosetta Resources, Inc. ●	6,831
94	St. Mary Land & Exploration Co.	3,054
141	Union Drilling, Inc. ●	1,074
331	Vaalco Energy, Inc.	1,521
132	W&T Offshore, Inc.	1,545
15	Willbros Group, Inc. ●	235
6	World Fuel Services Corp.	268

		28,607

	Food & Staples Retailing — 0.6%
83	BJ’s Wholesale Club, Inc. ●	2,992
8	Casey’s General Stores, Inc.	246
9	United Natural Foods, Inc. ●	205

		3,443

	Food, Beverage & Tobacco — 1.1%
6	American Italian Pasta Co. ●	174
381	Darling International, Inc. ●	2,801
3	J&J Snack Foods Corp.	125
6	Lancaster Colony Corp.	297
6	Sanderson Farms, Inc.	236
160	Zhongpin, Inc. ●	2,352

		5,985

	Health Care Equipment & Services — 10.4%
23	Align Technology, Inc. ●	328
4	Amedisys, Inc. ●	161
200	American Medical Systems Holdings ●	3,377
7	Amerigroup Corp. ●	147
245	Angiodynamics, Inc. ●	3,373
6	Athenahealth, Inc. ●	218
34	Beckman Coulter, Inc.	2,337
12	Bioscrip, Inc. ●	82
5	Catalyst Health Solutions ●	141
8	Centene Corp. ●	145
39	Community Health Systems, Inc. ●	1,258
151	Corvel Corp. ●	4,277
268	Cyberonics, Inc. ●	4,270
294	Dexcom, Inc. ●	2,331
138	Eclipsys Corp. ●	2,659
5	Emergency Medical Services ●	228
5	Genoptix, Inc. ●	170
4	Haemonetics Corp. ●	203
73	Hanger Orthopedic Group, Inc. ●	1,010
190	HealthSouth Corp. ●	2,980
319	Healthspring, Inc. ●	3,905
7	HMS Holdings Corp. ●	250
4	ICU Medical, Inc. ●	161
2	Landauer, Inc.	108
103	LifePoint Hospitals, Inc. ●	2,790
137	Masimo Corp. ●	3,588
13	MedAssets, Inc. ●	292
7	NuVasive, Inc. ●	292
119	Orthofix International N.V. ●	3,500
11	Palomar Medical Technologies, Inc. ●	184
94	PharMerica Corp. ●	1,737
8	Providence Service Corp. ●	90
10	PSS World Medical, Inc. ●	224
6	Psychiatric Solutions, Inc. ●	152
5	Quality Systems	304
7	Rehabcare Group, Inc. ●	162
7	Sirona Dental Systems, Inc. ●	195
9	STERIS Corp.	283
130	Symmetry Medical, Inc. ●	1,352
11	Thoratec Corp. ●	327
57	Triple-S Management Corp., Class B ●	953
62	U.S. Physical Therapy, Inc. ●	928
67	Volcano Corp. ●	1,130
150	Zoll Medical Corp. ●	3,226

		55,828

	Household & Personal Products — 2.7%
478	American Oriental Bioengineering, Inc. ●	2,323
251	Bare Escentuals, Inc. ●	2,978
3	Chattem, Inc. ●	208
8	Medifast, Inc. ●	166
486	Nu Skin Enterprises, Inc. Class A	9,001

		14,676

	Insurance — 2.1%
115	Allied World Assurance Holdings Ltd.	5,493
205	Amerisafe, Inc. ●	3,529
51	Axis Capital Holdings Ltd.	1,527
25	Platinum Underwriters Holdings Ltd.	889

		11,438

	Materials — 0.5%
6	Koppers Holdings, Inc.	177
8	LSB Industries, Inc. ●	119
3	Newmarket Corp.	242
47	Rock Tenn Co. Class A	2,216

		2,754

	Media — 1.3%
316	Arbitron, Inc.	6,567
13	Dolan Media Co. ●	152
11	Valassis Communications, Inc. ●	203

		6,922

	Pharmaceuticals, Biotechnology & Life Sciences — 12.6%
429	Alkermes, Inc. ●	3,945
333	Arena Pharmaceuticals, Inc. ●	1,490
24	Bio-Rad Laboratories, Inc. Class A ●	2,196
134	Bruker Corp. ●	1,430
355	Celera Corp. ●	2,209
204	Cepheid, Inc. ●	2,693
314	Cubist Pharmaceuticals, Inc. ●	6,335
90	Cypress Bioscience ●	731
774	Cytokinetics, Inc. ●	4,097
17	Enzon, Inc. ●	141
6	Hi-Technology Pharmacal Co., Inc. ●	144
27	Human Genome Sciences, Inc. ●	499
19	Impax Laboratories, Inc. ●	164

Hartford SmallCap Growth HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
COMMON STOCKS — 98.7% — (continued)
	Pharmaceuticals, Biotechnology & Life Sciences — 12.6% — (continued)
268	Inspire Pharmaceuticals, Inc. ●	$1,396
13	Isis Pharmaceuticals, Inc. ●	193
8	Martek Biosciences Corp. ●	178
309	Medicines Co. ●	3,402
7	Medicis Pharmaceutical Corp. Class A	158
25	Nektar Therapeutics ●	241
129	Onyx Pharmaceuticals, Inc. ●	3,879
91	OSI Pharmaceuticals, Inc. ●	3,209
31	PDL Biopharma, Inc.	247
132	Pharmasset, Inc. ●	2,793
20	Questcor Pharmaceuticals ●	110
262	Regeneron Pharmaceuticals, Inc. ●	5,062
212	Rigel Pharmaceuticals, Inc. ●	1,737
374	Salix Pharmaceuticals Ltd. ●	7,947
459	Seattle Genetics, Inc. ●	6,444
19	VIVUS, Inc. ●	198
57	Watson Pharmaceuticals, Inc. ●	2,103
90	Xenoport, Inc. ●	1,919

		67,290

	Real Estate — 0.9%
45	American Capital Agency Corp.	1,275
183	Anworth Mortgage Asset Corp.	1,440
4	Equity Lifestyle Properties, Inc.	173
5	LTC Properties, Inc.	109
152	MFA Mortgage Investments, Inc.	1,210
4	PS Business Parks, Inc.	205
5	Tanger Factory Outlet Center	200

		4,612

	Retailing — 4.7%
13	99 Cents Only Stores ●	180
32	Abercrombie & Fitch Co. Class A	1,065
164	Big Lots, Inc. ●	4,108
3	Blue Nile, Inc. ●	199
5	Children’s Place Retail Stores, Inc. ●	147
100	Citi Trends, Inc. ●	2,856
3	Core-Mark Holding Co., Inc. ●	72
96	Gymboree Corp. ●	4,631
7	Hibbett Sports, Inc. ●	136
70	Hot Topic, Inc. ●	521
11	J. Crew Group, Inc. ●	412
8	Jo-Ann Stores, Inc. ●	222
77	Joseph A. Bank Clothiers, Inc. ●	3,430
7	Lumber Liquidators, Inc. ●	161
40	Netflix, Inc. ●	1,838
99	Nutri/System, Inc.	1,505
119	Overstock.com, Inc. ●	1,741
10	PetMed Express, Inc.	193
6	Tractor Supply Co. ●	297
503	Wet Seal, Inc. Class A ●	1,901

		25,615

	Semiconductors & Semiconductor Equipment — 5.2%
28	Amkor Technology, Inc. ●	194
130	Atheros Communications, Inc. ●	3,454
5	FEI Co. ●	134
5	Hittite Microwave Corp. ●	202
11	Microsemi Corp. ●	174
256	MIPS Technologies, Inc. Class A ●	964
5	Netlogic Microsystems, Inc. ●	209
3	NVE Corp. ●	170
361	ON Semiconductor Corp. ●	2,981
300	PMC — Sierra, Inc. ●	2,865
900	RF Micro Devices, Inc. ●	4,889
10	Semtech Corp. ●	175
585	Skyworks Solutions, Inc. ●	7,749
73	Tessera Technologies, Inc. ●	2,044
7	Ultratech Stepper, Inc. ●	94
48	Varian Semiconductor Equipment Associates, Inc. ●	1,584

		27,882

	Software & Services — 15.3%
19	Acxiom Corp.	176
6	Advent Software, Inc. ●	228
132	ArcSight, Inc. ●	3,177
14	Ariba, Inc. ●	161
491	Art Technology Group, Inc. ●	1,894
216	AsiaInfo Holdings, Inc. ●	4,304
7	Blackbaud, Inc.	160
5	Blackboard, Inc. ●	202
166	Commvault Systems, Inc. ●	3,441
7	Concur Technologies, Inc. ●	262
135	Constant Contact, Inc. ●	2,607
182	CSG Systems International, Inc. ●	2,909
10	CyberSource Corp. ●	170
8	DealerTrack Holdings, Inc. ●	157
5	Digital River, Inc. ●	214
211	Earthlink, Inc.	1,778
12	Gartner, Inc. Class A ●	215
229	Informatica Corp. ●	5,168
187	j2 Global Communications, Inc. ●	4,307
17	Jack Henry & Associates, Inc.	390
118	JDA Software Group, Inc. ●	2,596
13	LivePerson, Inc. ●	64
7	Manhattan Associates, Inc. ●	143
95	Mercadolibre, Inc. ●	3,672
163	Net 1 UEPS Technologies, Inc. ●	3,408
327	Parametric Technology Corp. ●	4,522
7	Pegasystems, Inc.	226
99	Rackspace Hosting, Inc. ●	1,682
130	Red Hat, Inc. ●	3,582
71	RightNow Technologies, Inc. ●	1,030
12	S1 Corp. ●	76
527	Sapient Corp. ●	4,235
12	Smith Micro Software, Inc. ●	147
46	Sohu.com, Inc. ●	3,129
9	Solarwinds, Inc. ●	190
127	Solera Holdings, Inc.	3,961
4	SPSS, Inc. ●	197
35	Sybase, Inc. ●	1,377
5	Syntel, Inc.	237
179	TeleCommunication Systems, Inc. Class A ●	1,494

Hartford SmallCap Growth HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
COMMON STOCKS — 98.7% — (continued)
	Software & Services — 15.3% — (continued)
10	TeleTech Holdings, Inc. ●	$169
351	Tibco Software, Inc. ●	3,327
196	TiVo, Inc. ●	2,032
402	United Online, Inc.	3,234
18	Valueclick, Inc. ●	239
31	Vistaprint N.V. ●	1,580
16	Websense, Inc. ●	268
114	Wright Express Corp. ●	3,363

		82,100

	Technology — 0.2%
68	Polypore International, Inc. ●	881

	Technology Hardware & Equipment — 7.4%
93	3Com Corp. ●	488
7	ADTRAN, Inc.	176
139	Arris Group, Inc. ●	1,810
20	Aruba Networks, Inc. ●	179
127	Avocent Corp. ●	2,566
238	Benchmark Electronics, Inc. ●	4,287
20	Brightpoint, Inc. ●	173
14	Cogent, Inc. ●	145
5	Comtech Telecommunications Corp. ●	174
24	Harmonic, Inc. ●	162
68	Ingram Micro, Inc. ●	1,153
76	Interdigital, Inc. ●	1,751
102	Multi-Fineline Electronix, Inc. ●	2,938
238	Netezza Corp. ●	2,669
88	Novatel Wireless, Inc. ●	1,002
4	Osi Systems, Inc. ●	79
97	Palm, Inc. ●	1,696
9	Plantronics, Inc.	251
113	Polycom, Inc. ●	3,017
199	QLogic Corp. ●	3,421
245	Riverbed Technology, Inc. ●	5,387
222	Starent Networks Corp. ●	5,645
4	STEC, Inc. ●	119
7	Synaptics, Inc. ●	168
10	Tekelec ●	171

		39,627

	Telecommunication Services — 1.7%
107	Atlantic Tele-Network, Inc.	5,737
35	Centennial Cellular Corp. Class A ●	280
11	Iowa Telecommunications Services, Inc.	142
10	Neutral Tandem, Inc. ●	230
43	NTELOS Holdings Corp.	765
15	Premiere Global Services, Inc. ●	122
83	Syniverse Holdings, Inc. ●	1,461
7	USA Mobility, Inc.	96
29	Virgin Mobile USA, Inc. ●	143

		8,976

	Transportation — 2.1%
14	Avis Budget Group, Inc. ●	182
21	Hawaiian Holdings, Inc. ●	171
127	Hub Group, Inc. ●	2,904
55	Knight Transportation, Inc.	914
81	Marten Transport Ltd. ●	1,384
61	Old Dominion Freight Line, Inc. ●	1,859
65	Saia, Inc. ●	1,039
174	Werner Enterprises, Inc.	3,245

		11,698

	Utilities — 0.4%
6	New Jersey Resources Corp.	234
78	UniSource Energy Corp.	2,383

		2,617

	Total common stocks (cost $481,279)	$529,435

EXCHANGE TRADED FUNDS — 0.7%
	Other Investment Pools and Funds — 0.7%
59	iShares Russell 2000 Growth Index Fund	$3,891

	Total exchange traded funds (cost $3,596)	$3,891

	Total long-term investments (cost $484,875)	$533,326

SHORT-TERM INVESTMENTS — 0.8%
	Repurchase Agreements — 0.8%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $285, collateralized by FHLMC 5.50%, 2035, value of $291)
$285	0.06%,09/30/2009	$285
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 10/01/2009 in the amount of $112, collateralized by U.S. Treasury Bond 4.50% - 6.25%, 2023 - 2036, value of $114)
112	0.03%,09/30/2009	112

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $1,588, collateralized by FHLMC 4.50% - 6.50%, 2019 - 2039, FNMA 4.00% - 7.00%, 2017 - 2039, value of $1,620)

1,588	0.06%,09/30/2009	1,588

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $746, collateralized by FHLMC 4.00% - 7.00%, 2036 - 2039, FNMA 5.50% - 7.00%, 2033 - 2047, value of $761)

746	0.08%,09/30/2009	746
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $1,033, collateralized by FNMA 4.50% - 5.50%, 2017 - 2039, value of $1,053)
1,032	0.06%,09/30/2009	1,032

Hartford SmallCap Growth HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares or Principal Amount			Value ╪
SHORT-TERM INVESTMENTS — 0.8% — (continued)
	Repurchase Agreements — 0.8% — (continued)

RBS Greenwich Capital Markets TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $53, collateralized by U.S. Treasury Bond 6.88%, 2025, U.S. Treasury Note 4.13%, 2010, value of $54)

$53	0.03%, 09/30/2009		$53
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $1, collateralized by U.S. Treasury Bond 0.88%, 2011, value of $1)
1	0.03%, 09/30/2009		1
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2009 in the amount of $53, collateralized by U.S. Treasury Note 0.88%, 2011, value of $54)
53	0.04%, 09/30/2009		53

UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $277, collateralized by FHLMC 7.00% - 10.00%, 2010 - 2021, FNMA 4.00% - 6.50%, 2023 - 2039, value of $283)

277	0.07%, 09/30/2009		277

			4,147

	U.S. Treasury Bills — 0.0%
75	0.18%, 10/15/2009 □ ○		75

	Total short-term investments (cost $4,222)		$4,222

	Total investments (cost $489,097) ▲	100.2%	$537,548
	Other assets and liabilities	(0.2)%	(1,115)

	Total net assets	100.0%	$536,433

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 2.2% of total net assets at September 30, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At September 30, 2009, the cost of securities for federal income tax purposes was $492,132 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$97,970
Unrealized Depreciation	(52,554)

Net Unrealized Appreciation	$45,416

●	Currently non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

□	Security pledged as initial margin deposit for open futures contracts at September 30, 2009.

Futures Contracts Outstanding at September 30, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
Russell 2000 Mini	4	Long	Dec 2009	$12

*	The number of contracts does not omit 000’s.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford SmallCap Growth HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)
Disclosure of Investment Valuation Hierarchy Levels
September 30, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$529,435	$529,435	$—	$—
Exchange Traded Funds	3,891	3,891	—	—
Short-Term Investments	4,222	—	4,222	—

Total	$537,548	$533,326	$4,222	$—

Other Financial Instruments *	$12	$12	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Hartford SmallCap Value HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
COMMON STOCKS — 94.6%
	Automobiles & Components — 0.8%
4	Dana Holding Corp. ●	$28
4	Hayes Lemmerz International ●	—
2	Lear Corp. ●	1
6	Modine Manufacturing Co.	54
11	Spartan Motors, Inc.	56
1	Standard Motor Products	12
4	Stoneridge, Inc. ●	28
1	Superior Industries International	11
1	Tenneco Automotive, Inc. ●	20
13	Thor Industries, Inc.	402

		612

	Banks — 6.6%
1	Alliance Financial Corp.	16
—	Ames National Corp.	5
2	Arrow Financial Corp.	47
4	Banco Latinoamericano de Exportaciones S.A. ADR Class E	56
—	Bank of Marin Bancorp	4
1	Bank of the Ozarks, Inc.	19
3	Bankfinancial Corp.	29
—	Bar HBR Bancshares	3
1	Berkshire Hills Bancorp, Inc.	22
—	Bridge Bancorp, Inc.	4
—	Brooklyn Federal Bancorp, Inc.	4
1	Bryn Mawr Bank Corp.	19
1	Camden National Corp.	46
50	Cathay General Bancorp	405
—	Century Bancorp, Inc.	3
2	Chemical Financial Corp.	41
2	Citizens & Northern Corp.	30
—	Citizens Holdings Co.	3
2	City Holding Co.	63
2	Clifton Savings Bancorp, Inc.	20
—	CNB Financial Corp.	7
1	Community Bank System, Inc.	11
1	Community Trust Bancorp, Inc.	13
61	CVB Financial Corp.	462
4	Dime Community Bancshares	48
3	East West Bancorp, Inc.	25
—	ESB Financial Corp.	3
2	Farmers Capital Bank Corp.	30
—	Financial Institutions	3
1	First Bancorp North Carolina	10
1	First Bancorp, Inc.	22
3	First Commonwealth Financial Corp.	16
—	First Community Bancshares	6
1	First Defiance Financial Corp.	7
3	First Financial Bancorp	30
—	First Financial Bankshares, Inc.	10
1	First Financial Holdings	19
5	First Financial Northwest	32
1	First Long Island Corp.	13
7	FirstMerit Corp.	130
12	FNB Corp.	86
4	Fox Chase Bancorp, Inc. ●	42
—	German American Bancorp, Inc.	6
3	Glacier Bancorp	51
2	Great Southern Bancorp, Inc.	49
1	Hancock Holding Co.	41
—	Home Bancorp, Inc. ●	2
1	Home Bancshares, Inc.	24
—	Iberiabank Corp.	9
34	International Bancshares Corp.	561
3	Investors Bancorp, Inc. ●	35
4	Kearny Financial Corp.	41
5	Lakeland Bancorp, Inc.	36
1	Lakeland Financial Corp.	25
2	MainSource Financial Group, Inc.	10
—	Merchants Bancshares	6
1	MGIC Investment Corp.	10
—	NASB Financial, Inc.	8
—	National Bankshares, Inc.	12
9	National Penn Bancshares, Inc.	54
3	NBT Bancorp	76
2	Newalliance Bancs	17
2	Northfield Bancorp, Inc.	26
—	Norwood Financial Corp.	2
3	Oceanfirst Financial Corp.	37
1	Ocwen Financial Corp. ●	13
—	Ohio Valley Banccorp	4
3	Old National Bankcorp	35
5	Oriental Financial Group, Inc.	58
—	Orrstown Financial Services, Inc.	9
14	Pacific Capital Bancorp	20
—	Park National Corp.	21
1	Peapack-Gladstone Financial	19
—	Penns Woods Bancorp, Inc.	3
2	Peoples Bancorp, Inc.	22
1	Prosperity Bancshares, Inc.	52
3	Provident Financial Services, Inc.	29
3	Renasant Corp.	46
3	Republic Bancorp, Inc.	55
—	Rockville Financial, Inc.	3
2	S&T Bancorp, Inc.	32
1	S.Y. Bancorp, Inc.	25
3	Santander Bancorp ●	30
1	SCBT Financial Corp.	25
1	Simmons First National Corp.	36
3	Southside Bancshares, Inc.	63
—	State Bancorp, Inc.	2
2	Sterling Bancorp NY	17
7	Sterling Bancshares, Inc.	52
5	Suffolk Bancorp	156
—	SVB Financial Group ●	18
84	Synovus Financial Corp.	315
2	Towne Bank	30
2	Trustco Bank Corp.	10
6	Trustmark Corp.	106
3	UMB Financial Corp.	102
2	United Bankshares, Inc.	45

Hartford SmallCap Value HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
COMMON STOCKS — 94.6% — (continued)
	Banks — 6.6% — (continued)
3	United Financial Bancorp, Inc.	$32
2	Univest Corp.	33
—	Washington Trust Bancorp	7
1	West Bancorporation, Inc.	4
—	Westamerica Banco	5
38	Zion Bancorp	683

		5,219

	Capital Goods — 9.6%
—	AAR Corp. ●	4
1	Actuant Corp. Class A	16
1	Aircastle Ltd.	11
1	Albany International Corp. Class A	19
2	American Rail Car Industries, Inc.	20
1	American Woodmark Corp.	13
—	Ameron International Corp.	9
13	AMETEK, Inc.	454
6	Apogee Enterprises	85
1	Applied Industrial Technologies, Inc.	13
1	Arfon, Inc. ●	19
2	Baldor Electric Co.	50
7	Barnes Group, Inc.	118
4	Beacon Roofing Supply, Inc. ●	63
1	Belden, Inc.	19
2	Brady Corp. Class A	53
—	Cascade Bancorp	5
5	Ceradyne, Inc. ●	96
1	Chart Industries, Inc. ●	21
2	CIRCOR International, Inc.	64
28	Clarcor, Inc.	887
3	Colfax Corp. ●	37
—	Columbus McKinnon Corp. ●	7
9	Comfort Systems USA, Inc.	102
2	Ducommun, Inc.	44
4	Dycom Industries, Inc. ●	46
—	DynCorp International, Inc. ●	5
1	Encore Wire Corp.	24
8	EnerSys ●	169
4	Enpro Industries, Inc. ●	85
6	Federal Signal Corp.	42
2	Flow International Corp. ●	5
1	Freighter America, Inc.	22
1	Gibralter Industries, Inc.	15
21	Graco, Inc.	585
12	GrafTech International Ltd. ●	174
2	Graham Corp.	33
2	Granite Construction, Inc.	71
3	Greenbrier Cos.	36
4	Griffon Corp. ●	40
6	H & E Equipment Services, Inc. ●	73
31	Hexcel Corp. ●	349
26	Huttig Building Products, Inc. ⌂ ●	21
1	Insteel Industries, Inc.	10
3	Interline Brands, Inc. ●	52
5	John Bean Technologies Corp.	98
3	Kadant, Inc. ●	38
1	L.B. Foster Co. Class A ●	24
—	Layne Christensen Co. ●	9
21	Lincoln Electric Holdings, Inc.	980
2	Mueller Industries, Inc.	54
14	Mueller Water Products, Inc.	75
—	Nacco Industries, Inc. Class A	6
1	Nordson Corp.	45
41	Pike Electric Corp. ●	491
4	Robbins & Myers, Inc.	95
17	Roper Industries, Inc.	877
5	SauerDanfoss, Inc.	35
1	Standex International	17
2	Sterling Construction Co., Inc. ●	39
2	TAL International Group, Inc.	33
6	Tredegar Corp.	88
1	Trimas Corp. ●	7
1	Triumph Group, Inc.	67
1	Tutor Perini Corp. ●	14
1	Twin Disc, Inc.	18
3	United Rentals, Inc. ●	27
11	Wabtec Corp.	394

		7,617

	Commercial & Professional Services — 7.8%
59	ABM Industries, Inc.	1,231
17	ATC Technology Corp. ●	342
1	CDI Corp.	18
1	Consolidated Graphics, Inc. ●	35
21	Copart, Inc. ●	681
1	Cornell Companies, Inc. ●	27
2	Courier Corp.	33
—	CRA International, Inc. ●	5
1	Deluxe Corp.	17
1	EnergySolutions, Inc.	6
—	First Advantage Corp. ●	6
9	FTI Consulting, Inc. ●	383
2	G & K Services, Inc. Class A	40
2	GP Strategies Corp. ●	17
4	Heidrick & Struggles International, Inc.	95
1	HNI Corp.	21
4	Kelly Services, Inc.	46
51	McGrath RentCorp	1,082
5	On Assignment, Inc. ●	29
20	Resources Connection, Inc. ●	333
23	School Specialty, Inc. ●	534
35	Schwak, Inc.	403
6	Spherion Corp. ●	35
5	Standard Register Co.	26
12	United Stationers, Inc. ●	586
1	Viad Corp.	22
7	Waste Services, Inc. ●	33
2	Watson Wyatt Worldwide, Inc.	72

		6,158

	Consumer Durables & Apparel — 4.1%
4	American Greetings Corp. Class A	81
1	Beazer Homes USA, Inc. ●	3

Hartford SmallCap Value HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
COMMON STOCKS — 94.6% — (continued)
	Consumer Durables & Apparel — 4.1% — (continued)
1	Blyth, Inc.	$50
6	Brunswick Corp.	70
3	Carter’s, Inc. ●	74
27	Cherokee, Inc.	642
7	Crocs, Inc. ●	43
—	CSS Industries, Inc.	6
25	Eastman Kodak Co.	118
2	Hooker Furniture Corp.	28
1	Iconix Brand Group, Inc. ●	12
2	Jones Apparel Group, Inc.	32
8	Liz Claiborne, Inc.	41
1	Meritage Homes Corp. ●	20
4	Oxford Industries, Inc.	76
2	Perry Ellis International ●	31
14	Quiksilver, Inc. ●	37
29	RC2 Corp. ●	406
2	Ryland Group, Inc.	47
1	Sturm Ruger & Co., Inc.	13
49	Tempur-Pedic International, Inc.	934
6	Timberland Co. Class A ●	78
—	Universal Electronics, Inc. ●	8
20	Volcom, Inc. ●	330

		3,180

	Consumer Services — 3.1%
1	Benihana, Inc. ●	3
4	Bob Evans Farms, Inc.	116
25	Burger King Holdings, Inc.	440
—	Churchill Downs, Inc.	13
1	Domino’s Pizza, Inc. ●	7
—	Frischs Restaurants, Inc.	3
3	Gaylord Entertainment Co. ●	52
2	Great Wolf Resorts, Inc. ●	9
1	Interval Leisure Group, Inc. ●	10
1	Life Time Fitness, Inc. ●	28
3	Marcus Corp.	36
28	Matthews International Corp. Class A	998
2	Multimedia Games, Inc. ●	12
4	O’ Charley’s, Inc.	40
14	Papa John’s International, Inc. ●	356
3	Pinnacle Entertainment, Inc. ●	33
1	Red Lion Hotels Corp. ●	4
1	Red Robin Gourmet Burgers, Inc. ●	26
5	Regis Corp.	78
5	Ruth’s Hospitality Group, Inc. ●	19
2	Speedway Motorsports, Inc.	22
3	Steiner Leisure Ltd. ●	91
4	Stewart Enterprises, Inc.	23
1	Vail Resorts, Inc. ●	33

		2,452

	Consumer Staples — 0.0%
—	Seaboard Corp.	13

	Diversified Financials — 5.5%
9	Advance America Cash Advance Centers, Inc.	49
22	Allied Capital Corp.	67
10	Apollo Investment Corp.	97
131	Ares Capital Corp.	1,441
2	Blackrock Kelso Capital Corp.	14
1	Calamos Asset Management, Inc.	14
1	Cardtronics, Inc. ●	8
2	Cash America International, Inc.	69
5	Compass Diversified Holdings	53
—	Credit Acceptance Corp. ●	10
23	E*Trade Financial Corp. ●	40
1	Encore Capital Group, Inc. ●	13
39	Federated Investors, Inc.	1,015
4	Fifth Street Finance Corp.	43
25	Financial Federal Corp.	622
1	Gladstone Capital Corp.	5
7	Hercules Technology Growth	66
1	Kayne Anderson Energy Development Co.	8
5	Knight Capital Group, Inc. ●	107
8	LaBranche & Co., Inc. ●	25
7	MCG Capital Corp. ●	31
4	MF Global Ltd. ●	27
2	Newstar Financial, Inc. ●	6
1	Oppenheimer Holdings Class A	32
4	PennantPark Investment Corp.	30
2	Penson Worldwide, Inc. ●	17
5	PHH Corp. ●	91
—	Piper Jaffray Cos. ●	5
2	Prospect Capital Corp.	26
10	Raymond James Financial, Inc.	242
1	TradeStation Group, Inc. ●	11
2	Virtus Investment Partners, Inc. ●	24
—	World Acceptance Corp. ●	8

		4,316

	Energy — 6.3%
1	Approach Resources, Inc. ●	6
5	ATP Oil & Gas Corp. ●	93
4	Basic Energy Services, Inc. ●	35
1	Berry Petroleum Co.	35
3	Bill Barrett Corp. ●	113
1	Bristow Group, Inc. ●	36
13	Cal Dive International, Inc. ●	127
29	Carbo Ceramics, Inc.	1,495
6	Complete Production Services, Inc. ●	64
—	Contango Oil & Gas Co. ●	23
3	Crosstex Energy, Inc.	18
5	CVR Energy, Inc. ●	68
4	Delek U.S. Holdings, Inc.	31
10	DHT Maritime, Inc.	38
1	Goodrich Petroleum Corp. ●	31
12	Gran Tierra Energy Corp. ●	48
12	Hercules Offshore, Inc. ●	57
2	Hornbeck Offshore Services, Inc. ●	41
6	International Coal Group, Inc. ●	26
5	ION Geophysical Corp. ●	16
12	Key Energy Services, Inc. ●	104
—	Lufkin Industries, Inc.	16

Hartford SmallCap Value HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
COMMON STOCKS — 94.6% — (continued)
	Energy — 6.3% — (continued)
2	Matrix Service Co. ●	$26
3	Newpark Resources, Inc. ●	10
7	Oceaneering International, Inc. ●	386
5	Parker Drilling Co. ●	30
5	Petroleum Development Corp. ●	85
5	Pioneer Drilling Co. ●	38
4	Rex Energy Corp. ●	30
1	Superior Well Services, Inc. ●	11
37	TETRA Technologies, Inc. ●	359
3	TGC Industries, Inc. ●	14
4	Union Drilling, Inc. ●	29
5	Vaalco Energy, Inc.	21
1	W&T Offshore, Inc.	13
10	Western Refining, Inc. ●	68
1	Westmoreland Coal Co. ●	9
26	World Fuel Services Corp.	1,259

		4,909

	Food & Staples Retailing — 0.1%
5	Great Atlantic & Pacific Tea Co., Inc. ●	40
2	Pantry, Inc. ●	36
1	Susser Holdings ●	13
2	Winn-Dixie Stores, Inc. ●	24

		113

	Food, Beverage & Tobacco — 1.8%
1	American Italian Pasta Co. ●	16
6	B&G Foods, Inc. Class A	52
3	Chiquita Brands International, Inc. ●	40
18	Flowers Foods, Inc.	460
8	J&J Snack Foods Corp.	324
—	Omega Protein Corp. ●	1
7	Ralcorp Holdings, Inc. ●	406
—	Seneca Foods Corp. ●	11
—	TreeHouse Foods, Inc. ●	3
2	Universal Corp.	100

		1,413

	Health Care Equipment & Services — 7.0%
1	Alliance Healthcare Services, Inc. ●	6
4	Allied Healthcare International ●	11
8	Amedisys, Inc. ●	336
1	American Dental Partners, Inc. ●	13
45	AMN Healthcare Services, Inc. ●	428
2	AmSurg Corp. ●	46
—	Analogic Corp.	5
2	Cantel Medical Corp. ●	26
1	Cardiac Science Corp. ●	5
4	Centene Corp. ●	83
9	Chemed Corp.	373
14	Cooper Co., Inc.	416
6	Emergency Medical Services ●	260
2	Gentiva Health Services, Inc. ●	61
1	Greatbatch, Inc. ●	18
6	Healthspring, Inc. ●	73
7	ICU Medical, Inc. ●	258
6	Invacare Corp.	137
4	inVentiv Health, Inc. ●	60
7	Kindred Healthcare, Inc. ●	120
16	Landauer, Inc.	869
1	Magellan Health Services, Inc. ●	45
2	MedCath Corp. ●	16
—	Molina Healthcare, Inc. ●	10
7	NightHawk Radiology Holdings, Inc. ●	48
1	Novamed, Inc. ●	3
26	Owens & Minor, Inc.	1,190
1	Res-Care, Inc. ●	19
1	Skilled Healthcare Group ●	10
1	Sun Healthcare Group, Inc. ●	7
2	Symmetry Medical, Inc. ●	17
3	Tomotherapy, Inc. ●	12
2	Triple-S Management Corp., Class B ●	40
1	Wellcare Health Plans, Inc. ●	29
17	Young Innovations, Inc.	447

		5,497

	Household & Personal Products — 2.6%
4	Central Garden & Pet Co. Class A ●	46
15	Chattem, Inc. ●	990
1	Inter Parfums, Inc.	16
8	Prestige Brands Holdings, Inc. ●	54
—	Schiff Nutrition International	2
30	WD40 Co.	861

		1,969

	Insurance — 4.5%
7	American Equity Investment Life Holding Co.	51
—	American Physicians Capital, Inc.	4
1	Amerisafe, Inc. ●	21
5	Amtrust Financial Services	59
2	Argo Group International Holdings Ltd. ●	73
2	Assured Guaranty Ltd.	46
2	CNA Surety Corp. ●	37
20	Conseco, Inc. ●	103
3	Delphi Financial Group Class A	70
6	Employers Holdings, Inc.	87
3	FBL Financial Group Class A	51
4	First Mercury Financial Corp.	53
5	Flagstone Reinsurance Holdings	52
4	Greenlight Capital Re Ltd. Class A ●	76
2	Hallmark Financial Services, Inc. ●	16
2	Harleysville Group, Inc.	67
34	Horace Mann Educators Corp.	480
1	Infinity Property & Casualty Corp.	60
9	Maiden Holdings Ltd.	64
4	Max Capital Group Ltd.	94
2	Meadowbrook Insurance Group, Inc.	15
8	Montpelier Re Holdings Ltd.	125
3	National Financial Partners Corp.	30
—	Navigators Group, Inc. ●	11
14	Phoenix Cos.	44
4	Platinum Underwriters Holdings Ltd.	145
3	PMA Capital Corp. Class A ●	15
3	ProAssurance Corp. ●	137
16	RLI Corp.	855

Hartford SmallCap Value HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
COMMON STOCKS — 94.6% — (continued)
	Insurance — 4.5% — (continued)
2	Safety Insurance Group, Inc.	$66
2	Seabright Insurance Holdings ●	20
30	Selective Insurance Group	472
—	Zenith National Insurance Corp.	11

		3,510

	Materials — 3.4%
6	A. Schulman, Inc.	128
1	Ampal-American Israel Corp. Class A ●	2
15	Balchem Corp.	392
1	Brush Engineered Materials, Inc. ●	20
5	Buckeye Technologies, Inc. ●	53
3	BWAY Holding Co. ●	48
1	Century Aluminum Co. ●	9
3	Domtar Corp. ●	88
43	Glatfelter	499
1	H.B. Fuller Co.	15
1	Hawkins, Inc.	23
4	Headwaters, Inc. ●	15
9	Hecla Mining Co. ●	40
5	Horsehead Holding Corp. ●	55
1	Innophos Holdings, Inc.	24
2	Innospec, Inc.	22
2	Koppers Holdings, Inc.	61
1	Minerals Technologies, Inc.	59
2	Myers Industries	21
18	Neenah Paper, Inc.	208
8	Olin Corp.	138
3	OM Group, Inc. ●	102
12	PolyOne Corp. ●	80
1	RTI International Metals, Inc. ●	25
2	Schweitzer-Mauduit International, Inc.	131
5	Sensient Technologies Corp.	151
3	Solutia, Inc. ●	33
8	Spartech Corp.	84
4	Stillwater Mining Co. ●	30
1	Universal Stainless & Alloy Products ●	22
1	W.R. Grace & Co. ●	30
6	Worthington Industries, Inc.	88

		2,696

	Media — 0.4%
3	Belo Corp. Class A	16
3	Crown Media Holdings, Inc. ●	5
1	Global Sources Ltd. ●	4
6	Harte-Hanks, Inc.	80
5	Journal Communications, Inc.	19
2	Knology, Inc. ●	16
1	Lin TV Corp. ●	7
5	LodgeNet Interactive Corp. ●	39
14	Mediacom Communications Corp. ●	79
1	National Cinemedia, Inc.	8
2	Valassis Communications, Inc. ●	41

		314

	Pharmaceuticals, Biotechnology & Life Sciences — 2.1%
3	Albany Molecular Research, Inc. ●	24
4	Bio-Rad Laboratories, Inc. Class A ●	386
3	Celera Corp. ●	16
14	Charles River Laboratories International, Inc. ●	518
11	Covance, Inc. ●	574
1	Facet Biotech Corp. ●	22
6	KV Pharmaceutical Co. ●	19
—	Martek Biosciences Corp. ●	2
4	Maxygen, Inc. ●	24
2	SuperGen, Inc. ●	4
5	ViroPharma, Inc. ●	48

		1,637

	Real Estate — 4.7%
1	American Campus Communities, Inc.	27
12	Anworth Mortgage Asset Corp.	94
19	Ashford Hospitality	64
5	Associated Estates Realty	43
1	Biomed Realty Trust, Inc.	19
13	CapLease, Inc.	52
6	Capstead Mortgage Corp.	80
8	CBL & Associates Properties	77
5	Cedar Shopping Court	30
8	Colonial Properties Trust	74
—	Cousins Properties, Inc.	—
9	DCT Industrial Trust, Inc.	46
8	Developers Diversified Realty Corp.	75
12	Diamondrock Hospitality	95
4	DuPont Fabros Technology, Inc.	54
7	Education Realty Trust, Inc.	40
36	Entertainment Properties Trust	1,224
14	Felcor Lodging Trust, Inc.	65
6	First Industrial Realty Trust, Inc.	32
5	First Potomac Realty Trust	55
1	Franklin Street Properties Corp.	10
3	Getty Realty Corp.	66
1	Gladstone Commercial Corp.	8
1	Hatteras Financial Corp.	24
1	Healthcare Realty Trust, Inc.	21
4	Hersha Hospitality Trust	13
5	Highwoods Properties, Inc.	159
2	Home Properties of New York, Inc.	66
4	Inland Real Estate Corp.	38
23	iStar Financial, Inc.	70
—	JER Investors Trust, Inc.	—
1	Kilroy Realty Corp.	22
6	Kite Realty Group Trust	25
1	LaSalle Hotel Properties	15
13	Lexington Realty Trust	65
7	Medical Properties Trust, Inc.	56
19	MFA Mortgage Investments, Inc.	152
2	Mid-America Apartment Communities, Inc.	68
3	National Health Investors, Inc.	91
4	National Retail Properties, Inc.	86
2	Omega Healthcare Investors	26
5	Penn Real Estate Investment Trust	40

Hartford SmallCap Value HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
COMMON STOCKS — 94.6% — (continued)
	Real Estate — 4.7% — (continued)
1	PS Business Parks, Inc.	$72
4	Redwood Trust, Inc.	62
2	Resource Capital Corp.	11
1	Sun Communities, Inc.	15
11	Sunstone Hotel Investors, Inc.	77
4	U-Store-It	24
1	Walter Investment Management	8
1	Washington Real Estate Investment Trust	26

		3,662

	Retailing — 2.5%
3	Asbury Automotive Group	43
1	Books-A-Million, Inc.	12
111	Borders Group, Inc. ●	345
2	Brown Shoe Co., Inc.	16
3	Build-A-Bear Workshop, Inc. ●	15
1	Charming Shoppes, Inc. ●	2
5	Collective Brands, Inc. ●	88
1	Core-Mark Holding Co., Inc. ●	34
6	Dillard’s, Inc.	79
1	Dress Barn, Inc. ●	26
2	DSW, Inc. ●	24
1	Genesco, Inc. ●	26
12	Group 1 Automotive, Inc.	309
6	Gymboree Corp. ●	285
11	Hot Topic, Inc. ●	82
1	Jo-Ann Stores, Inc. ●	16
2	Lithia Motors, Inc.	37
3	Men’s Wearhouse, Inc.	79
11	New York & Co., Inc. ●	55
7	OfficeMax, Inc.	84
3	Orbitz Worldwide, Inc. ●	20
8	Pacific Sunwear of California, Inc. ●	41
9	Rent-A-Center, Inc. ●	168
9	Retail Ventures, Inc. ●	47
1	Sally Beauty Co., Inc. ●	7
2	Sonic Automotive, Inc.	19
2	Stage Stores, Inc.	23
3	Tween Brands, Inc. ●	26

		2,008

	Semiconductors & Semiconductor Equipment — 2.4%
3	Anadigics, Inc. ●	16
1	Cymer, Inc. ●	23
7	DSP Group, Inc. ●	54
203	Entegris, Inc. ●	1,004
2	Exar Corp. ●	15
2	Microtune, Inc. ●	4
2	Pericom Semiconductor Corp. ●	23
14	Photronics, Inc. ●	64
6	RF Micro Devices, Inc. ●	30
17	Silicon Storage Technology, Inc. ●	42
6	Trident Microsystems, Inc. ●	16
9	TriQuint Semiconductor, Inc. ●	73
15	Varian Semiconductor Equipment Associates, Inc. ●	476
1	Veeco Instruments, Inc. ●	12

		1,852

	Software & Services — 7.3%
9	Acxiom Corp.	87
12	Cass Information Systems, Inc.	365
18	Computer Services, Inc.	618
2	CSG Systems International, Inc. ●	39
19	DealerTrack Holdings, Inc. ●	359
1	Deltek, Inc. ●	8
2	DivX, Inc. ●	13
18	Earthlink, Inc.	156
4	Fair Isaac, Inc.	94
14	Global Cash Access, Inc. ●	105
1	Hackett Group, Inc. ●	3
3	Internap Network Services Corp. ●	9
1	Internet Brands, Inc. Class A ●	10
3	JDA Software Group, Inc. ●	56
9	Lawson Software, Inc. ●	56
4	Ness Technologies, Inc. ●	34
2	Perficient, Inc. ●	20
8	Perot Systems Corp. Class A ●	241
1	Pervasive Software, Inc. ●	7
7	Quest Software, Inc. ●	123
16	Solera Holdings, Inc.	498
1	SonicWALL, Inc. ●	9
28	Syntel, Inc.	1,341
16	Tibco Software, Inc. ●	148
131	Unisys Corp. ●	350
9	United Online, Inc.	73
54	VeriFone Holdings, Inc. ●	850
1	Virtusa Corp. ●	8
8	Web.com Group, Inc. ●	59

		5,739

	Technology Hardware & Equipment — 5.3%
28	3Com Corp. ●	149
10	ADC Telecommunications, Inc. ●	80
3	ADTRAN, Inc.	65
9	Arris Group, Inc. ●	122
39	Avid Technology, Inc. ●	549
5	Avocent Corp. ●	93
10	Benchmark Electronics, Inc. ●	172
1	Black Box Corp.	15
6	Cogo Group, Inc. ●	39
17	Coherent, Inc. ●	402
8	Cray, Inc. ●	67
2	CTS Corp.	18
1	Digi International, Inc. ●	10
47	Electronics for Imaging, Inc. ●	524
3	Harmonic, Inc. ●	20
12	Harris Stratex Networks Class A ●	86
6	Insight Enterprises, Inc. ●	79
38	Jabil Circuit, Inc.	503
6	Methode Electronics, Inc.	52
2	Netgear, Inc. ●	30

Hartford SmallCap Value HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares or Principal Amount			Value ╪
COMMON STOCKS — 94.6% — (continued)
	Technology Hardware & Equipment — 5.3% — (continued)
1	PC Connection, Inc. ●		$5
2	PC Mall, Inc. ●		11
5	PC-Tel, Inc. ●		31
12	Plantronics, Inc.		317
9	Plexus Corp. ●		248
1	Scansource, Inc. ●		34
1	SeaChange International, Inc. ●		5
1	Spectrum Control, Inc. ●		5
4	Symmetricom, Inc. ●		21
3	SYNNEX Corp. ●		88
9	Technitrol, Inc.		87
3	Tekelec ●		49
8	TTM Technologies, Inc. ●		96
8	UTStarcom, Inc. ●		16

			4,088

	Telecommunication Services — 0.7%
19	Cincinnati Bell, Inc. ●		67
2	D & E Communications, Inc.		21
11	FairPoint Communications, Inc.		5
46	General Communication, Inc. Class A ●		312
3	Global Crossing Ltd. ●		40
1	iPCS, Inc. ●		22
8	Premiere Global Services, Inc. ●		64
1	Syniverse Holdings, Inc. ●		21
6	USA Mobility, Inc.		73

			625

	Transportation — 3.4%
2	Air Transport Services Group, Inc. ●		7
2	Alaska Air Group, Inc. ●		47
—	Amerco ●		4
5	Atlas Air Worldwide Holdings, Inc. ●		151
3	Avis Budget Group, Inc. ●		36
4	Celadon Group, Inc. ●		42
2	Dollar Thrifty Automotive Group, Inc. ●		56
19	Forward Air Corp.		428
4	Heartland Express, Inc.		59
3	Knight Transportation, Inc.		42
39	Landstar System, Inc.		1,481
8	Pacer International, Inc.		29
2	Saia, Inc. ●		37
8	SkyWest, Inc.		141
3	Ultrapetrol Bahamas Ltd. ●		15
—	USA Truck, Inc. ●		4
5	Werner Enterprises, Inc.		93

			2,672

	Utilities — 2.6%
4	Avista Corp.		76
3	Black Hills Corp.		84
—	California Water Service Group		19
1	CH Energy Group		40
1	Chesapeake Utilities Corp.		25
21	El Paso Electric Co. ●		368
1	Empire District Electric Co.		9
2	IDACORP, Inc.		47
1	MGE Energy, Inc.		40
4	New Jersey Resources Corp.		162
—	Nicor, Inc.		11
6	NorthWestern Corp.		158
1	Piedmont Natural Gas		33
5	PNM Resources, Inc.		57
7	Portland General Electric Co.		143
4	South Jersey Industries, Inc.		152
5	Southwest Gas Corp.		141
4	U.S. Geothermal, Inc. ●		6
5	UniSource Energy Corp.		160
14	Westar Energy, Inc.		271
1	WGL Holdings, Inc.		34

			2,036

	Total common stocks (cost $70,354)		$74,307

PREFERRED STOCKS — 0.3%
	Banks — 0.3%
—	East West Bancorp, Inc., 8.00% ۞ ⌂		$242

	Total preferred stocks (cost $302)		$242

	Total long-term investments (cost $70,656)		$74,549

SHORT-TERM INVESTMENTS — 4.9%
	Investment Pools and Funds — 4.9%
328	Federated Investors Prime Obligations Fund		$328
3,540	State Street Bank Money Market Fund		3,540

			3,868

	Total short-term investments (cost $3,868)		$3,868

	Total investments (cost $74,524) ▲	99.8%	$78,417
	Other assets and liabilities	0.2%	141

	Total net assets	100.0%	$78,558

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.2% of total net assets at September 30, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

Hartford SmallCap Value HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

▲	At September 30, 2009, the cost of securities for federal income tax purposes was $75,019 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$10,297
Unrealized Depreciation	(6,899)

Net Unrealized Appreciation	$3,398

●	Currently non-income producing.

۞	Convertible security.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
04/2008	—	East West Bancorp, Inc., 8.00%	$302
03/2006 - 05/2006	26	Huttig Building Products, Inc.	228
The aggregate value of these securities at September 30, 2009 was $263 which represents 0.33% of total net assets.
Futures Contracts Outstanding at September 30, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
Russell 2000 Mini	5	Long	Dec 2009	$1

*	The number of contracts does not omit 000’s.

Cash of $24 was pledged as initial margin deposit for open futures contracts at September 30, 2009.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
September 30, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$74,307	$74,307	$—	$—
Preferred Stocks	242	242	—	—
Short-Term Investments	3,868	3,868	—	—

Total	$78,417	$78,417	$—	$—

Other Financial Instruments *	$1	$1	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Hartford U.S. Government Securities HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES — 7.5%
	Finance and Insurance — 7.5%
	Ameriquest Mortgage Securities, Inc.
$1,295	1.34%, 09/25/2032 Δ	$791
	Ansonia CDO Ltd.
9,293	0.55%, 07/28/2046 ⌂ Δ	186
	Arbor Realty Mortgage Securities
13,000	0.89%, 01/26/2042 ⌂ Δ	1,690
	Banc of America Commercial Mortgage, Inc.
32,772	4.83%, 07/11/2043 ⌂ ►	154
	Banc of America Large Loan
3,000	0.48%, 10/15/2019 ⌂ Δ	1,581
	Bayview Commercial Asset Trust
88,489	7.00%, 07/25/2037 ⌂ ►	6,814
71,643	7.50%, 09/25/2037 ⌂ ►	5,731
	Bayview Financial Acquisition Trust
2,135	3.25%, 05/28/2037 ⌂ Δ	22
	Bear Stearns Asset Backed Securities, Inc.
5,984	1.35%, 05/25/2037 Δ	51
	Bear Stearns Commercial Mortgage Securities, Inc.
181,568	4.65%, 02/11/2041 ⌂ ►	1,197
27,973	4.85%, 08/15/2038 ⌂ ►	535
	Carrington Mortgage Loan Trust
4,906	1.90%, 02/25/2037 Δ	192
	CBA Commercial Small Balance Commercial Mortgage
2,399	6.09%, 07/25/2039 ⌂ Δ	1,315
2,509	6.50%, 07/25/2039 ⌂ Δ	932
54,899	7.25%, 07/25/2039 ⌂ ►	4,666
	Citigroup Commercial Mortgage Trust
5,000	0.48%, 08/15/2021 ⌂ Δ	3,065
	Citigroup Mortgage Loan Trust, Inc.
7,441	5.90%, 07/25/2037 ⌂ Δ	5,078
	Commercial Mortgage Pass-Through Certificates
8,451	0.53%, 12/15/2020 ⌂ Δ	3,053
	Countrywide Alternative Loan Trust
2,427	0.50%, 10/25/2035 ⌂ Δ	1,666
	Countrywide Asset-Backed Certificates
7,960	5.76%, 06/25/2035	1,541
8,002	5.80%, 07/25/2034	2,549
	CS First Boston Mortgage Securities Corp.
38,539	4.01%, 03/15/2035 ⌂ ►	229
	Deutsche Alt-A Securities, Inc.
19,438	5.54%, 02/25/2036 ⌂ Δ	12,561
	DLJ Mortgage Acceptance Corp. — Class B1
10	7.25%, 09/18/2011 ⌂	9
	DLJ Mortgage Acceptance Corp. — Class B2
3	7.25%, 09/18/2011 ⌂	3
	First Franklin Mortgage Loan Asset Backed Certificates
558	2.72%, 07/25/2033 ⌂ Δ	13
	Green Tree Financial Corp.
22	7.30%, 01/15/2026	22
	Greenwich Capital Commercial Funding Corp.
12,000	0.48%, 11/05/2021 ⌂ Δ	4,358
	Indymac Index Mortgage Loan Trust
16,351	0.49%, 06/25/2037 ⌂ Δ	7,516
	LB-UBS Commercial Mortgage Trust
28,374	1.45%, 12/15/2036 ■ Δ	163
	Lehman XS Trust
12,776	6.50%, 05/25/2037 ⌂ Δ	6,944
	LNR CDO Ltd.
7,200	0.60%, 05/28/2043 ⌂ Δ	216
	Mach One Trust Commercial Mortgage-Backed
23,903	6.09%, 05/28/2040 ⌂ ►	507
	Marathon Real Estate CDO Ltd.
4,000	1.65%, 05/25/2046 ⌂ Δ	80
	Master Asset Backed Securities Trust
1,637	2.95%, 05/25/2033 Δ	1,396
	Merrill Lynch Floating Trust
11,000	0.44%, 06/15/2022 ⌂ Δ	4,562
	Merrill Lynch Mortgage Investors, Inc.
651	1.90%, 05/25/2032 Δ	193
	Merrill Lynch Mortgage Trust
104,512	4.57%, 06/12/2043 ⌂ ►	1,878
	Morgan Stanley ABS Capital I
2,876	1.75%, 11/25/2032 Δ	1,850
	Morgan Stanley Capital
5,500	0.34%, 10/15/2020 ■ Δ	3,058
	North Street Referenced Linked Notes
4,250	1.54%, 04/28/2011 ⌂ † Δ	459
	Renaissance Home Equity Loan Trust
10,470	7.00%, 09/25/2037	1,390
6,155	7.50%, 04/25/2037 — 06/25/2037	112
	Residential Asset Mortgage Products, Inc.
1,891	5.70%, 10/25/2031	1,386
	Spirit Master Funding LLC
12,126	5.76%, 03/20/2024 ■	6,184
	Structured Asset Securities Corp.
3,392	1.75%, 02/25/2033 Δ	2,936
6,000	2.75%, 02/25/2037 Δ	12
	Voyager Countrywide Delaware Trust
7,983	5.57%, 11/26/2035 ■	1,796
	Wamu Commercial Mortgage Securities Trust
8,500	6.31%, 03/23/2045 ■ ● Δ	2,550

		105,192

	Total asset & commercial mortgage backed securities (cost $259,136)	$105,192

CORPORATE BONDS: INVESTMENT GRADE — 4.0%
	Finance and Insurance — 4.0%
	Bank of America Corp.
$35,800	2.10%, 04/30/2012	$36,302

Hartford U.S. Government Securities HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
CORPORATE BONDS: INVESTMENT GRADE — 4.0% — (continued)
	Finance and Insurance — 4.0% — (continued)
	State Street Corp.
$19,500	2.15%, 04/30/2012	$19,808

		56,110

	Total corporate bonds: investment grade (cost $55,261)	$56,110

U.S. GOVERNMENT AGENCIES — 63.5%
	Federal Home Loan Mortgage Corporation — 25.2%
$267,850	3.80%, 03/09/2016	$271,339
1,063	4.50%, 12/01/2018	1,123
2,425	4.93%, 08/01/2035 Δ	2,528
17,620	5.00%, 10/15/2019	18,548
7,282	5.45%, 03/01/2036 Δ	7,656
3,959	5.48%, 05/01/2036 Δ	4,169
8,639	5.50%, 09/15/2016	9,176
14,156	5.50%, 05/15/2033 Φ	14,967
8,720	5.91%, 06/01/2037 Δ	9,220
2,574	6.00%, 10/01/2021 - 09/01/2034	2,740
13,606	6.50%, 09/01/2014 - 05/01/2037	14,699
1,551	7.00%, 10/01/2026 - 11/01/2032	1,704
25	7.50%, 05/01/2024 - 06/01/2025	29
90	8.00%, 02/01/2013 - 10/01/2024	103
6	8.50%, 10/01/2009 - 10/01/2024	6
36	10.00%, 11/01/2020	41

		358,048

	Federal National Mortgage Association — 27.8%
150,000	3.50%, 08/25/2014	151,453
822	4.50%, 01/25/2016	830
4,522	4.57%, 09/01/2034 Δ	4,619
12,666	4.72%, 04/01/2035 Δ	13,108
1,271	4.74%, 04/01/2035 Δ	1,328
826	4.86%, 04/01/2035 Δ	865
5,304	4.97%, 11/01/2035 Δ	5,525
1,481	4.98%, 07/01/2035 Δ	1,552
17,048	5.00%, 08/01/2018 - 12/01/2035	17,778
6,630	5.06%, 03/01/2035 Δ	6,969
4,615	5.11%, 08/01/2035 Δ	4,829
5,493	5.25%, 12/01/2035 Δ	5,769
10,007	5.30%, 03/01/2037 Δ	10,534
7,206	5.42%, 05/01/2036 Δ	7,583
17,323	5.50%, 05/25/2014 - 08/01/2019	18,445
17,274	5.51%, 08/01/2037 Δ	18,164
5,970	5.54%, 02/01/2037 Δ	6,284
19,929	5.73%, 04/01/2037 Δ	20,994
6,884	5.98%, 07/01/2037 Δ	7,273
45,385	6.00%, 09/01/2013 - 08/01/2037	48,141
26,804	6.50%, 05/01/2013 - 03/01/2037	28,848
2,317	6.50%, 06/25/2029 Φ	2,538
2,245	7.00%, 06/01/2011 - 02/01/2032	2,443
58	7.50%, 06/01/2023	65
231	8.00%, 10/01/2029 - 02/01/2031	262
5	8.50%, 04/01/2017	6
70	9.00%, 08/01/2020 - 09/01/2021	79
6	9.75%, 07/01/2020	6
13,004	10.00%, 05/01/2037 ►	2,143

		388,433

	Government National Mortgage Association — 1.7%
6,452	5.00%, 01/20/2034	6,718
7,435	6.00%, 01/15/2033 - 03/20/2034	7,938
5,889	6.50%, 12/15/2028 - 01/15/2032	6,374
2,355	7.00%, 06/20/2030 - 10/15/2032	2,586
632	7.50%, 04/15/2022 - 04/20/2030	706
88	8.50%, 06/15/2017 - 03/15/2030	99

		24,421

	Other Government Agencies — 8.8%
	Small Business Administration Participation Certificates:
3,030	4.95%, 03/01/2025	3,211
11,563	5.16%, 02/01/2028	12,274
5,897	5.23%, 03/01/2027	6,321
12,700	5.31%, 08/01/2022 - 05/01/2027	13,647
8,052	5.32%, 01/01/2027	8,684
16,437	5.35%, 02/01/2026	17,693
6,584	5.49%, 02/01/2027	6,993
3,340	5.52%, 06/01/2024	3,564
6,690	5.57%, 03/01/2026	7,256
12,521	5.71%, 06/01/2027	13,650
2,905	5.76%, 10/01/2021	3,110
3,292	5.78%, 12/01/2021	3,528
10,662	5.82%, 07/01/2027	11,731
6,202	6.07%, 07/01/2026	6,786
5,498	6.30%, 05/01/2019	5,910

		124,358

	Total U.S. government agencies (cost $864,699)	$895,260

U.S. GOVERNMENT SECURITIES — 22.8%
	U.S. Treasury Securities — 22.8%
	U.S. Treasury Notes — 22.8%
$31,750	0.88%, 03/31/2011 - 04/30/2011	$31,852
35,550	1.00%, 07/31/2011	35,651
25,000	1.13%, 01/15/2012	25,000
21,000	1.38%, 04/15/2012	21,092
110,729	1.75%, 03/31/2014	108,956
33,500	1.88%, 02/28/2014	33,210
21,000	2.38%, 08/31/2014	21,079
12,000	2.38%, 01/15/2017 ◄	13,635
7,900	2.75%, 02/15/2019	7,539
3,100	3.13%, 05/15/2019	3,050
19,585	3.75%, 11/15/2018	20,266

		321,330

	Total U.S. government securities (cost $323,597)	$321,330

		Market
Contracts		Value ╪
CALL OPTIONS PURCHASED — 0.1%
	Long Call Future Option Contract — 0.1%
	U.S. 10 Year Note Option
2	Expiration: November, 2009, Exercise Price:
	$119.50 Θ	$1,964

Hartford U.S. Government Securities HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

			Market
Contracts			Value ╪
CALL OPTIONS PURCHASED — 0.1% — (continued)
	Long Call Future Option Contract — 0.1% — (continued)
	Total call options purchased (cost $2,462)		$1,964

	Total long-term investments (cost $1,505,155)		$1,379,856

			Market
Shares or Principal Amount			Value ╪
SHORT-TERM INVESTMENTS — 1.7%
	Investment Pools and Funds — 1.3%
$17,758	JP Morgan U.S. Government Money Market Fund		$17,758
—	State Street Bank U.S. Government Money Market Fund		—
—	Wells Fargo Advantage Government Money Market Fund		—

			17,758

	Repurchase Agreements — 0.1%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 10/01/2009 in the amount of $1,056, collateralized by U.S. Treasury Bond 4.50% - 6.25%, 2023 - 2036, value of $1,075)
1,056	0.03%, 09/30/2009		1,056

RBS Greenwich Capital Markets TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $497, collateralized by U.S. Treasury Bond 6.88%, 2025, U.S. Treasury Note 4.13%, 2010, value of $507)

497	0.03%, 09/30/2009		497
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2009 in the amount of $497, collateralized by U.S. Treasury Note 0.88%, 2011, value of $508)
497	0.04%, 09/30/2009		497

			2,050

	U.S. Treasury Bills — 0.3%
4,500	0.17%, 10/15/2009 □ ο Θ		4,500

	Total short-term investments (cost $24,308)		$24,308

	Total investments (cost $1,529,463) ▲	99.6%	$1,404,164
	Other assets and liabilities	0.4%	5,077

	Total net assets	100.0%	$1,409,241

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2009, the cost of securities for federal income tax purposes was $1,530,721 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$34,288
Unrealized Depreciation	(160,845)

Net Unrealized Depreciation	$(126,557)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at September 30, 2009, was $459, which represents 0.03% of total net assets.

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2009.

■	Securitis issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2009, was $13,751, which represents 0.98% of total net assets.

►	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at September 30, 2009.

◄	U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

o	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

F	Z-Tranche securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.

☐	Security pledged as initial margin deposit for open futures contracts at September 30, 2009.
Futures Contracts Outstanding at September 30, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
10 Year U.S. Treasury Note	2,669	Long	Dec 2009	$4,998
U.S. 5 Year Note	1,904	Short	Dec 2009	$(239)
U.S. Long Bond	14	Long	Dec 2009	$(2)

				$4,757

*	The number of contracts does not omit 000’s.

Hartford U.S. Government Securities HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)
     Θ At September 30, 2009, these securities were designated to cover open call options written as follows:

				Unrealized
Issuer/ Exercise Price/	Number of	Market	Premiums	Appreciation
Expiration Date	Contracts*	Value ╪	Received	(Depreciation)
U.S. 10 Year Note
Option, $120.00, Nov, 2009	2,417	$1,511	$1,995	$484

*	The number of contracts does not omit 000’s.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis

10/2006	$9,293	Ansonia CDO Ltd., 0.55%, 07/28/2046 - 144A	$9,293
11/2006	$13,000	Arbor Realty Mortgage Securities, 0.89%, 01/26/2042 - 144A	13,000
02/2003	$32,772	Banc of America Commercial Mortgage, Inc., 4.83%, 07/11/2043 - 144A	108
10/2006	$3,000	Banc of America Large Loan, 0.48%, 10/15/2019 - 144A	3,000
05/2007 - 02/2009	$88,489	Bayview Commercial Asset Trust, 7.00%, 07/25/2037 - 144A	12,081
08/2007	$71,643	Bayview Commercial Asset Trust, 7.50%, 09/25/2037 - 144A	9,697
04/2007	$2,135	Bayview Financial Acquisition Trust, 3.25%, 05/28/2037	2,067
05/2005 - 08/2007	$181,568	Bear Stearns Commercial Mortgage Securities, Inc., 4.65%, 02/11/2041	1,216
02/2003	$27,973	Bear Stearns Commercial Mortgage Securities, Inc., 4.85%, 08/15/2038 - 144A	503
05/2007	$2,399	CBA Commercial Small Balance Commercial Mortgage, 6.09%, 07/25/2039 - 144A	2,399
05/2007	$2,509	CBA Commercial Small Balance Commercial Mortgage, 6.50%, 07/25/2039 - 144A	2,508
05/2007	$54,899	CBA Commercial Small Balance Commercial Mortgage, 7.25%, 07/25/2039 - 144A	4,492
10/2006	$5,000	Citigroup Commercial Mortgage Trust, 0.48%, 08/15/2021 - 144A	5,000
08/2007	$7,441	Citigroup Mortgage Loan Trust, Inc., 5.90%, 07/25/2037	7,426
10/2006	$8,451	Commercial Mortgage Pass-Through Certificates, 0.53%, 12/15/2020 - 144A	8,451
01/2007	$2,427	Countrywide Alternative Loan Trust, 0.50%, 10/25/2035	2,427
02/2003	$38,539	CS First Boston Mortgage Securities Corp., 4.01%, 03/15/2035 - 144A	254
04/2007	$19,438	Deutsche Alt-A Securities, Inc., 5.54%, 02/25/2036	19,451
08/1996	$10	DLJ Mortgage Acceptance Corp. - Class B1, 7.25%, 09/18/2011 - 144A	9
08/1996	$3	DLJ Mortgage Acceptance Corp. - Class B2, 7.25%, 09/18/2011 - 144A	3
06/2003	$558	First Franklin Mortgage Loan Asset Backed Certificates, 2.72%, 07/25/2033	558
12/2006	$12,000	Greenwich Capital Commercial Funding Corp., 0.48%, 11/05/2021 - 144A	12,000
04/2007 - 09/2008	$16,351	Indymac Index Mortgage Loan Trust, 0.49%, 06/25/2037	16,351
10/2007	$12,776	Lehman XS Trust, 6.50%, 05/25/2037	12,688
11/2006	$7,200	LNR CDO Ltd., 0.60%, 05/28/2043 - 144A	7,214
07/2004	$23,903	Mach One Trust Commercial Mortgage-Backed, 6.09%, 05/28/2040 - 144A	453
04/2007	$4,000	Marathon Real Estate CDO Ltd., 1.65%, 05/25/2046 - 144A	3,923
10/2006	$11,000	Merrill Lynch Floating Trust, 0.44%, 06/15/2022 - 144A	11,000
06/2005	$104,512	Merrill Lynch Mortgage Trust, 4.57%, 06/12/2043	1,847
11/2006	$4,250	North Street Referenced Linked Notes, 1.54%, 04/28/2011 - 144A	4,093
The aggregate value of these securities at September 30, 2009 was $77,020 which represents 5.47% of total net assets.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford U.S. Government Securities HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

	Total	Level 1	Level 2	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$105,192	$—	$57,733	$47,459
Call Options Purchased	1,964	1,964	—	—
Corporate Bonds: Investment Grade	56,110	—	56,110	—
U.S. Government Agencies	895,260	—	895,260	—
U.S. Government Securities	321,330	—	321,330	—
Short-Term Investments	24,308	17,758	6,550	—

Total	$1,404,164	$19,722	$1,336,983	$47,459

Other Financial Instruments *	$5,482	$5,482	$—	$—

Liabilities:
Other Financial Instruments *	$241	$241	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of		Change in			Transfers In	Balance as of
	December 31,	Realized Gain	Unrealized			and/or Out of	September 30,
	2008	(Loss)	Depreciation		Net Sales	Level 3	2009
Assets:
Asset & Commercial Mortgage Backed Securities	$64,999	$(3,053)	$(1,134	)*	$(3,363)	$(9,990)	$47,459

Total	$64,999	$(3,053)	$(1,134)		$(3,363)	$(9,990)	$47,459

*	Change in unrealized gains or losses in the current period relating to assets still held at September 30, 2009 was $(2,398).

Hartford Value Opportunities HLS Fund
Schedule of Investments
September 30, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares or Principal Amount		Value ╪
COMMON STOCKS — 98.5%
	Automobiles & Components — 0.4%
72	TRW Automotive Holdings Corp. ●	$1,211

	Banks — 2.5%
419	Popular, Inc	1,186
230	Wells Fargo & Co	6,473

		7,659

	Capital Goods — 6.8%
13	Alliant Techsystems, Inc. ●	1,043
84	AMETEK, Inc.	2,929
54	Boeing Co.	2,924
64	Deere & Co	2,756
82	Dover Corp	3,174
25	General Dynamics Corp.	1,615
208	General Electric Co	3,412
16	Lockheed Martin Corp	1,211
76	Pentair, Inc	2,235

		21,299

	Consumer Durables & Apparel — 0.7%
104	Toll Brothers, Inc. ●	2,028

	Consumer Services — 0.6%
501	Thomas Cook Group plc	1,863

	Diversified Financials — 9.8%
165	Ameriprise Financial, Inc	5,991
472	Bank of America Corp	7,982
42	JP Morgan Chase & Co.	1,844
174	Oaktree Capital ■ ●	5,307
274	PennantPark Investment Corp	2,223
179	TD Ameritrade Holding Corp. ●	3,512
169	UBS AG	3,095
17	UBS AG ADR	307

		30,261

	Energy — 16.4%
22	Apache Corp.	2,020
83	Baker Hughes, Inc	3,532
39	Cameco Corp.	1,093
78	Canadian Natural Resources Ltd. ADR	5,221
123	Consol Energy, Inc	5,548
36	Exxon Mobil Corp	2,463
144	Newfield Exploration Co. ●	6,141
79	Noble Energy, Inc	5,198
43	Overseas Shipholding Group, Inc	1,603
42	Peabody Energy Corp	1,563
97	SBM Offshore N.V	2,074
117	Talisman Energy, Inc.	2,025
87	Total S.A. ADR	5,153
141	Tsakos Energy Navigation Ltd.	2,199
156	Weatherford International Ltd. ●	3,242
33	XTO Energy, Inc.	1,380

		50,455

	Food & Staples Retailing — 1.8%
120	Kroger Co.	2,481
119	Sysco Corp.	2,945

		5,426

	Food, Beverage & Tobacco — 3.7%
34	BRF Brasil Foods S.A. ADR ●	1,811
2,921	Chaoda Modern Agriculture	1,757
1	Japan Tobacco, Inc.	4,020
1,457	Marine Harvest ●	1,059
96	Unilever N.V. NY Shares ADR	2,762

		11,409

	Health Care Equipment & Services — 4.2%
22	Beckman Coulter, Inc.	1,489
84	Cardinal Health, Inc.	2,241
49	CIGNA Corp.	1,362
60	Covidien plc	2,613
83	Medtronic, Inc.	3,062
95	UnitedHealth Group, Inc.	2,384

		13,151

	Insurance — 12.1%
148	ACE Ltd.	7,912
77	Everest Re Group Ltd.	6,709
213	Fidelity National Financial, Inc.	3,218
53	First American Financial Corp.	1,710
21	PartnerRe Ltd.	1,593
94	Platinum Underwriters Holdings Ltd.	3,373
69	Principal Financial Group, Inc.	1,895
110	Reinsurance Group of America, Inc.	4,888
220	Unum Group	4,719
5	White Mountains Insurance Group Ltd.	1,436

		37,453

	Materials — 5.2%
34	Barrick Gold Corp.	1,296
1,092	China Resources Cement ● ☼	550
33	HeidelbergCement AG	2,161
33	HeidelbergCement AG Rights	179
31	Mosaic Co.	1,476
119	Owens-Illinois, Inc. ●	4,402
716	Rexam plc	2,997
53	Vulcan Materials Co.	2,866

		15,927

	Media — 4.0%
290	Comcast Corp. Class A	4,905
318	Comcast Corp. Special Class A	5,112
169	Virgin Media, Inc.	2,347

		12,364

	Pharmaceuticals, Biotechnology & Life Sciences — 6.3%
160	Alkermes, Inc. ● ‡	1,470
55	Genzyme Corp. ●	3,131
497	Impax Laboratories, Inc. ●	4,347
305	King Pharmaceuticals, Inc. ●	3,288
425	Pfizer, Inc.	7,036

		19,272

	Real Estate — 0.8%
97	BR Malls Participacoes S.A. ●	1,150
316	Chimera Investment Corp.	1,205

		2,355

	Retailing — 2.4%
3,040	Buck Holdings L.P. ⌂ ● †	4,082
129	Home Depot, Inc.	3,434

		7,516

Hartford Value Opportunities HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares or Principal Amount			Value ╪
COMMON STOCKS — 98.5% — (continued)
	Semiconductors & Semiconductor Equipment — 0.8%
78	Varian Semiconductor Equipment Associates, Inc. ●		$2,558

	Software & Services — 2.9%
31	CACI International, Inc. Class A ●		1,446
291	Microsoft Corp.		7,542

			8,988

	Technology Hardware & Equipment — 8.5%
166	Arrow Electronics, Inc. ●		4,663
54	Avnet, Inc. ●		1,397
268	Cisco Systems, Inc. ●		6,310
257	Corning, Inc.		3,935
209	Emulex Corp. ●		2,149
509	Flextronics International Ltd. ●		3,797
301	JDS Uniphase Corp. ●		2,140
230	Solar Cayman Ltd. ⌂ ● †		1,964

			26,355

	Transportation — 4.7%
741	Delta Air Lines, Inc. ●		6,635
97	TNT N.V.		2,610
62	United Parcel Service, Inc. Class B		3,521
351	US Airways Group, Inc. ●		1,648

			14,414

	Utilities — 3.9%
150	Allegheny Energy, Inc.		3,981
72	Entergy Corp.		5,718
22	FirstEnergy Corp.		1,019
57	Northeast Utilities		1,346

			12,064

	Total common stocks (cost $296,098)		$304,028

	Total long-term investments (cost $296,098)		$304,028

SHORT-TERM INVESTMENTS — 1.4%
	Repurchase Agreements — 1.4%
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $314, collateralized by FHLMC 5.50%, 2035, value of $321)
$314	0.06%, 09/30/2009		$314

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $1,750, collateralized by FHLMC 4.50% - 6.50%, 2019 - 2039, FNMA 4.00% - 7.00%, 2017 - 2039, value of $1,785)

1,750	0.06%, 09/30/2009		1,750

Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $822, collateralized by FHLMC 4.00% - 7.00%, 2036 - 2039, FNMA 5.50% - 7.00%, 2033- 2047, value of $838)

822	0.08%, 09/30/2009		822
	JP Morgan Chase & Co. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $1,138, collateralized by FNMA 4.50% - 5.50%, 2017 - 2039, value of $1,160)
1,138	0.06%, 09/30/2009		1,138
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $1, collateralized by U.S. Treasury Bond 0.88%, 2011, value of $1)
1	0.03%, 09/30/2009		1

UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 10/01/2009 in the amount of $305, collateralized by FHLMC 7.00% - 10.00%, 2010 - 2021, FNMA 4.00% - 6.50%, 2023 - 2039, value of $311)

305	0.07%, 09/30/2009		305

			4,330

	Total short-term investments (cost $4,330)		$4,330

	Total investments (cost $300,428) ▲	99 .9%	$308,358
	Other assets and liabilities	0.1%	338

	Total net assets	100.0%	$308,696

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 15.0% of total net assets at September 30, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At September 30, 2009, the cost of securities for federal income tax purposes was $307,858 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$25,536
Unrealized Depreciation	(25,036)

Net Unrealized Appreciation	$500

Hartford Value Opportunities HLS Fund
Schedule of Investments — (continued)
September 30, 2009 (Unaudited)
(000’s Omitted)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at September 30, 2009, was $6,046, which represents 1.96% of total net assets. This calculation excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2009, was $5,307, which represents 1.72% of total net assets.

☼	The cost of securities purchased on a when-issued or delayed delivery basis at September 30, 2009 was $555.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
06/2007	3,040	Buck Holdings L.P.	$3,044
03/2007	230	Solar Cayman Ltd. - 144A	3,213
The aggregate value of these securities at September 30, 2009 was $6,046 which represents 1.96% of total net assets.
Forward Foreign Currency Contracts Outstanding at September 30, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
Hong Kong Dollar (Buy)	$555	$555	10/06/09	$—

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Disclosure of Investment Valuation Hierarchy Levels
September 30, 2009

	Total	Level 1	Level 2	Level 3
Assets:
Common Stocks	$304,028	$270,489	$21,636	$11,903
Short-Term Investments	4,330	—	4,330	—

Total	$308,358	$270,489	$25,966	$11,903

Liabilities:
Other Financial Instruments *	$—	$—	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of		Change in			Transfers In	Balance as of
	December 31,	Realized Gain	Unrealized			and/or Out of	September 30,
	2008	(Loss)	Appreciation		Net Purchases	Level 3	2009
Assets:
Common Stock	$14,309	$(31)	$2,682	*	$302	$(5,359)	$11,903

Total	$14,309	$(31)	$2,682		$302	$(5,359)	$11,903

*	Change in unrealized gains or losses in the current period relating to assets still held at September 30, 2009 was $2,682.

Item 2. Controls and Procedures.
(a) Based on an evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant’s management, including the Registrant’s officers, as appropriate, to allow timely decisions regarding required disclosure.
(b) There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits.
(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD HLS SERIES FUND II, INC.
Date: November 13, 2009	By:	/s/ Robert M. Arena, Jr.
Robert M. Arena, Jr.
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 13, 2009	By:	/s/ Robert M. Arena, Jr.
Robert M. Arena, Jr.
Its: President

Date: November 13, 2009	By:	/s/ Tamara L. Fagely
Tamara L. Fagely
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer